UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Column Small Cap Select Fund
CFSSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2024, to  August 31, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the   Fund gained 3.17%,  underperforming the 8.17% gain of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small  U.S. companies. The Fund lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection detracted overall while contributions from sector allocation offset a portion of the losses. Stock selection within communication services and health care hurt the most, although an underweight to the health care sector helped performance. Behavioral health services provider, Acadia Healthcare Company, Inc., was the largest individual detractor for the Fund, as the company faced some regulatory and operational  headwinds. The Fund also benefited from an overweight to the well-performing information technology sector. In assessing Fund sub-adviser performance, Neuberger Berman Investment Advisers, LLC’s Small Cap Intrinsic Value strategy was the sole contributor to performance primarily via long-term strategic overweights to the communication services and information technology sectors. The Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the greatest detractor, mostly owing to weak stock picks within the communication services and information technology sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Select Fund	PAGE 1	TSR-AR-89834G620

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Select Fund	3.17	12.75
S&P 500 Total Return Index	15.88	23.09
Russell 2000 Total Return Index	8.17	15.74
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,436,948,002
Number of Holdings	385
Net Advisory Fee	$5,302,878
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	4.0%
Prosperity Bancshares, Inc.	1.6%
Teleflex, Inc.	1.4%
NCR Voyix Corp.	1.2%
Silicon Motion Technology Corp.	1.1%
Northwestern Energy Group, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Vimeo, Inc.	0.9%
Maximus, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Select Fund	PAGE 2	TSR-AR-89834G620

Column Small Cap Fund
CFSLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2024, to  August 31, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$63	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund gained 4.05%,  underperforming the 8.17% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed small companies.
Relative to the Russell 2000 Total Return Index, the Fund’s stock selection detracted overall while contributions from sector allocations offset a portion of the losses. Stock selection within the industrials, information technology, and materials sectors hurt the most, though overweighing those well-performing sectors was additive. Behavioral health services provider, Acadia Healthcare Company, Inc., was the largest individual detractor for the Fund, as the company faced some regulatory and operational  headwinds. The Fund benefited from a modest overweight to the communication services sector’s outstanding performance and a relative underweight to the losing health care sector. In assessing Fund sub-adviser performance, American Century Investment Management Inc.’s Small Cap Growth strategy positively contributed to returns through both sector allocation and their stock selection picks. Conversely,  Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy trailed other Fund sub-advisers’ returns due to stock selection struggles, primarily in the financials and information technology sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Small Cap Fund	PAGE 1	TSR-AR-89834G612

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Fund	4.05	11.70
S&P 500 Total Return Index	15.88	23.09
Russell 2000 Total Return Index	8.17	15.74
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$479,081,656
Number of Holdings	951
Net Advisory Fee	$1,783,260
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.0%
Auto Trader Group PLC	0.9%
nCino, Inc.	0.9%
Morningstar, Inc.	0.9%
ServisFirst Bancshares, Inc.	0.8%
Rightmove PLC	0.8%
Appfolio, Inc. - Class A	0.8%
iShares Russell 2000 Value ETF	0.7%
Commercial Metals Co.	0.7%
Enerpac Tool Group Corp.	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Small Cap Fund	PAGE 2	TSR-AR-89834G612

Column Mid Cap Select Fund
CFMSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2024, to  August 31, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$53	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund returned 5.10%,  underperforming the 12.58% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized  U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.
Relative to the Russell  Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance, particularly in the health care and information technology sectors. Sector allocation had a neutral impact, as an overweight to the weakly-performing industrials sector and a modest underweight to the top-performing information technology sector offset gains from overweighting financials and underweighting real estate. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return  Index during the fiscal year. In assessing Fund sub-adviser performance,  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy and EARNEST Partners, LLC’s Mid Cap Core were the largest detractors primarily due to stock selection struggles in a relatively concentrated portfolio and the omission of speculative AI-names, respectively. Palantir Technologies Inc. was the largest individual detractor on a relative basis as the top contributing company in the Russell Midcap Total Return Index over the trailing year was not held by the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Select Fund	PAGE 1	TSR-AR-89834G596

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Select Fund	5.10	11.12
S&P 500 Total Return Index	15.88	23.09
Russell Midcap Total Return Index	12.58	17.70
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,596,311,517
Number of Holdings	199
Net Advisory Fee	$8,307,755
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.4%
Houlihan Lokey, Inc.	2.2%
AMETEK, Inc.	1.7%
Ross Stores, Inc.	1.7%
HEICO Corp. - Class A	1.7%
Broadridge Financial Solutions, Inc.	1.6%
LPL Financial Holdings, Inc.	1.5%
Monolithic Power Systems, Inc.	1.5%
Teledyne Technologies, Inc.	1.5%
Equifax, Inc.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Select Fund	PAGE 2	TSR-AR-89834G596

Column Mid Cap Fund
CFMCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2024, to  August 31, 2025. You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2025, the Fund returned 7.67%,  underperforming the 12.58% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 15.88% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.
Relative to the Russell  Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance during the fiscal year, particularly within the information technology sector. Sector allocation had a neutral impact as overweighing the  underperforming industrials and health care sectors dragged on returns, while leaning into financials and away from real estate contributed positively to performance. Each of the Fund’s sub-advisers underperformed the Russell Midcap Total Return Index during the fiscal year. In assessing Fund sub-adviser performance,  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy and EARNEST Partners, LLC’s Mid Cap Core were the largest detractors, primarily due to stock selection struggles in a relatively concentrated portfolio and the omission of speculative AI-names, respectively. Palantir Technologies Inc. was the largest individual detractor on a relative basis as the Fund was notably underweight the top contributing company in the Russell Midcap Total Return Index over the trailing year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Column Mid Cap Fund	PAGE 1	TSR-AR-89834G588

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Fund	7.67	13.60
S&P 500 Total Return Index	15.88	23.09
Russell Midcap Total Return Index	12.58	17.70
Visit https://columnfunds.com/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$996,855,498
Number of Holdings	700
Net Advisory Fee	$3,121,195
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2025)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.0%
Monolithic Power Systems, Inc.	1.3%
Houlihan Lokey, Inc.	1.2%
LPL Financial Holdings, Inc.	1.2%
Cencora, Inc.	0.9%
AMETEK, Inc.	0.9%
HEICO Corp. - Class A	0.8%
Broadridge Financial Solutions, Inc.	0.8%
CBRE Group, Inc. - Class A	0.8%
Ross Stores, Inc.	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://columnfunds.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-950-4644, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Column Mid Cap Fund	PAGE 2	TSR-AR-89834G588

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 4, 2024.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$68,200	$66,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$12,000	$12,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Column Small Cap Select Fund
Column Small Cap Fund
Column Mid Cap Select Fund
Column Mid Cap Fund
Annual Financial Statements and
Additional Information
August 31, 2025
Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS — 93.9%
Aerospace & Defense — 3.3%
AeroVironment, Inc.(a)	15,658	$3,779,058
Archer Aviation, Inc. - Class A(a)	59,856	535,711
Axon Enterprise, Inc.(a)	5,214	3,896,370
Curtiss-Wright Corp.	9,835	4,702,605
Embraer SA - ADR	28,676	1,615,319
Hexcel Corp.	82,270	5,195,351
Huntington Ingalls Industries, Inc.	26,655	7,217,908
Karman Holdings, Inc.(a)	90,101	4,812,295
Kratos Defense & Security Solutions, Inc.(a)	60,099	3,956,918
Mercury Systems, Inc.(a)	65,369	4,415,676
Rocket Lab Corp.(a)	55,347	2,689,864
TAT Technologies Ltd.(a)	84,632	3,084,836
VSE Corp.	7,031	1,141,834
		47,043,745
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)	93,025	4,897,766
Automobile Components — 1.2%
Holley, Inc.(a)	2,414,231	9,825,920
Lear Corp.	27,488	3,023,680
Modine Manufacturing Co.(a)	22,188	3,020,453
Visteon Corp.	16,518	2,047,571
		17,917,624
Automobiles — 0.1%
Thor Industries, Inc.	16,060	1,760,176
Banks — 7.5%
Banc of California, Inc.	190,880	3,229,690
Cadence Bank	211,000	7,942,040
Comerica, Inc.	114,780	8,101,172
Community Financial System, Inc.	35,249	2,111,063
Cullen/Frost Bankers, Inc.	72,096	9,302,547
First BanCorp/Puerto Rico	326,520	7,258,540
First Financial Bankshares, Inc.	28,838	1,071,908
Glacier Bancorp, Inc.	69,362	3,409,142
Huntington Bancshares, Inc.	367,016	6,536,555
Lakeland Financial Corp.	17,483	1,196,711
Prosperity Bancshares, Inc.	325,252	22,484,671
Stock Yards Bancorp, Inc.	14,980	1,209,036
Texas Capital Bancshares, Inc.(a)	61,939	5,362,059
UMB Financial Corp.	16,406	1,999,891
United Community Banks, Inc.	48,685	1,626,079
Webster Financial Corp.	136,154	8,471,502
Western Alliance Bancorp	92,185	8,255,167
Zions Bancorp NA	137,710	7,988,557
		107,556,330

	Shares	Value
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	38,630	$4,528,981
Biotechnology — 2.7%
Abivax SA - ADR(a)	6,936	562,024
ADMA Biologics, Inc.(a)	93,840	1,619,678
Alkermes PLC(a)	44,670	1,294,090
Apogee Therapeutics, Inc.(a)	57,576	2,094,039
Arrowhead Pharmaceuticals, Inc.(a)	73,525	1,619,756
Bridgebio Pharma, Inc.(a)	71,396	3,695,457
Kymera Therapeutics, Inc.(a)	45,583	1,878,020
Madrigal Pharmaceuticals, Inc.(a)	4,844	2,120,945
Merus NV(a)	40,496	2,666,257
Natera, Inc.(a)	19,649	3,305,944
Nuvalent, Inc. - Class A(a)	11,688	895,067
Protagonist Therapeutics, Inc.(a)	38,346	2,264,331
PTC Therapeutics, Inc.(a)	37,952	1,872,172
Rhythm Pharmaceuticals, Inc.(a)	43,740	4,511,781
Scholar Rock Holding Corp.(a)	51,808	1,691,531
Soleno Therapeutics, Inc.(a)	20,756	1,404,559
Spyre Therapeutics, Inc.(a)	53,032	874,498
Ultragenyx Pharmaceutical, Inc.(a)	32,814	983,107
Xenon Pharmaceuticals, Inc.(a)	83,739	3,241,537
		38,594,793
Broadline Retail — 0.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,944	3,037,057
Building Products — 1.5%
Armstrong World Industries, Inc.	8,908	1,743,919
CSW Industrials, Inc.	13,772	3,767,193
Hayward Holdings, Inc.(a)	70,799	1,138,448
Resideo Technologies, Inc.(a)	315,398	10,739,302
Simpson Manufacturing Co., Inc.	6,757	1,291,398
Trex Co., Inc.(a)	54,862	3,381,145
		22,061,405
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc. - Class A	164,325	7,688,767
BGC Group, Inc. - Class A	1,083,606	10,630,175
Hamilton Lane, Inc. - Class A	5,807	896,252
Houlihan Lokey, Inc.	6,020	1,199,485
Perella Weinberg Partners	182,155	4,031,090
StoneX Group, Inc.(a)	13,952	1,425,476
		25,871,245

The accompanying notes are an integral part of these financial statements.

1

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Chemicals — 1.6%
Element Solutions, Inc.	341,924	$8,794,285
Hawkins, Inc.	23,925	4,003,370
Ingevity Corp.(a)	57,559	3,360,294
Kronos Worldwide, Inc.	987,962	6,303,198
		22,461,147
Commercial Services & Supplies — 2.3%
Brady Corp. - Class A	20,275	1,583,072
BrightView Holdings, Inc.(a)	537,304	7,737,177
Casella Waste Systems, Inc. - Class A(a)	5,787	570,367
Clean Harbors, Inc.(a)	33,072	8,010,369
Enviri Corp.(a)	414,869	4,688,020
OPENLANE, Inc.(a)	234,650	6,786,078
Rollins, Inc.	19,232	1,087,377
Tetra Tech, Inc.	53,423	1,945,666
		32,408,126
Communications Equipment — 2.1%
Ciena Corp.(a)	107,826	10,132,409
Harmonic, Inc.(a)	28,898	277,999
Lumentum Holdings, Inc.(a)	30,761	4,085,368
Ribbon Communications, Inc.(a)	865,261	3,530,265
Viasat, Inc.(a)	362,446	11,717,879
		29,743,920
Construction & Engineering — 3.3%
Arcosa, Inc.	68,242	6,752,546
Construction Partners, Inc. - Class A(a)	28,834	3,457,197
Dycom Industries, Inc.(a)	3,336	842,240
Everus Construction Group, Inc.(a)	19,177	1,504,244
IES Holdings, Inc.(a)	2,321	810,748
Matrix Service Co.(a)	278,381	4,211,904
MYR Group, Inc.(a)	47,917	8,973,417
Sterling Infrastructure, Inc.(a)	15,902	4,429,184
Tutor Perini Corp.(a)	135,236	7,970,810
Valmont Industries, Inc.	21,385	7,850,861
WillScot Holdings Corp.	19,924	482,958
		47,286,109
Construction Materials — 0.5%
Eagle Materials, Inc.	28,951	6,684,786
Knife River Corp.(a)	4,373	354,213
		7,038,999
Consumer Finance — 1.6%
Bread Financial Holdings, Inc.	25,264	1,672,224
Dave, Inc.(a)	8,837	1,884,225
FirstCash Holdings, Inc.	42,510	6,260,448
LendingClub Corp.(a)	126,586	2,174,747

	Shares	Value
SLM Corp.	230,817	$7,219,956
Upstart Holdings, Inc.(a)	55,763	4,086,313
		23,297,913
Consumer Staples Distribution & Retail — 0.4%
Chefs’ Warehouse, Inc.(a)	35,739	2,256,561
Grocery Outlet Holding Corp.(a)	194,592	3,524,061
		5,780,622
Containers & Packaging — 0.7%
AptarGroup, Inc.	9,765	1,359,972
Avery Dennison Corp.	29,096	4,994,328
Sealed Air Corp.	19,386	629,463
Silgan Holdings, Inc.	60,240	2,826,461
		9,810,224
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)	17,806	2,331,696
Bright Horizons Family Solutions, Inc.(a)	11,918	1,406,801
Grand Canyon Education, Inc.(a)	13,830	2,787,713
Matthews International Corp. - Class A	315,446	7,750,508
Stride, Inc.(a)	20,959	3,420,299
		17,697,017
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc.(a)	38,404	1,879,492
Electric Utilities — 0.6%
ALLETE, Inc.	33,950	2,177,893
IDACORP, Inc.	10,471	1,309,922
Portland General Electric Co.	109,148	4,669,351
		8,157,166
Electrical Equipment — 0.9%
Babcock & Wilcox Enterprises, Inc.(a)	371,664	828,811
Bloom Energy Corp. - Class A(a)	135,241	7,159,659
Generac Holdings, Inc.(a)	10,997	2,037,194
NEXTracker, Inc. - Class A(a)	41,112	2,765,193
NuScale Power Corp.(a)	16,019	555,058
		13,345,915
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.	8,699	1,302,066
Badger Meter, Inc.	3,315	606,380
Celestica, Inc.(a)	11,332	2,206,907
Coherent Corp.(a)	102,347	9,259,333
Fabrinet(a)	13,104	4,341,224

The accompanying notes are an integral part of these financial statements.

2

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — (Continued)
Innoviz Technologies Ltd.(a)	217,739	$363,624
IPG Photonics Corp.(a)	39,049	3,194,989
Itron, Inc.(a)	24,517	3,014,120
Knowles Corp.(a)	42,591	909,318
Littelfuse, Inc.	8,624	2,240,774
Mirion Technologies, Inc.(a)	105,200	2,156,600
nLight, Inc.(a)	81,878	2,358,087
Novanta, Inc.(a)	4,542	528,734
OSI Systems, Inc.(a)	27,122	6,239,416
Rogers Corp.(a)	9,028	708,337
Sanmina Corp.(a)	23,810	2,798,151
Teledyne Technologies, Inc.(a)	4,786	2,575,682
		44,803,742
Energy Equipment & Services — 1.7%
Cactus, Inc. - Class A	2,081	87,298
Expro Group Holdings NV(a)	488,343	6,089,637
Innovex International, Inc.(a)	45,297	781,826
Oceaneering International, Inc.(a)	29,913	729,877
Patterson-UTI Energy, Inc.	162,530	944,300
Solaris Oilfield Infrastructure, Inc. - Class A	85,998	2,716,677
TechnipFMC PLC	163,950	6,026,802
TETRA Technologies, Inc.(a)	546,988	2,570,844
Tidewater, Inc.(a)	29,946	1,802,749
Weatherford International PLC	37,983	2,419,707
		24,169,717
Entertainment — 0.2%
Lionsgate Studios Corp.(a)	378,274	2,432,302
Starz Entertainment Corp.(a)	24,588	313,989
		2,746,291
Financial Services — 0.4%
Jack Henry & Associates, Inc.	5,438	887,808
Paymentus Holdings, Inc. - Class A(a)	88,415	3,441,996
Shift4 Payments, Inc. - Class A(a)	9,923	897,337
		5,227,141
Food Products — 0.1%
Hain Celestial Group, Inc.(a)	150,698	271,256
TreeHouse Foods, Inc.(a)	75,363	1,382,158
		1,653,414
Gas Utilities — 1.4%
Atmos Energy Corp.	30,250	5,025,433
Chesapeake Utilities Corp.	9,009	1,113,332
New Jersey Resources Corp.	100,441	4,749,855
Northwest Natural Holding Co.	100,850	4,188,300
Spire, Inc.	66,500	5,093,900
		20,170,820

	Shares	Value
Ground Transportation — 0.4%
Proficient Auto Logistics, Inc.(a)	716,021	$5,656,566
Saia, Inc.(a)	2,287	678,004
		6,334,570
Health Care Equipment & Supplies — 3.6%
Accuray, Inc.(a)	370,022	562,433
AtriCure, Inc.(a)	58,208	2,153,114
CONMED Corp.	19,584	1,064,586
CytoSorbents Corp.(a)	6,741	6,359
Enovis Corp.(a)	367,649	11,360,354
Glaukos Corp.(a)	7,926	759,469
Haemonetics Corp.(a)	82,482	4,498,568
Integra LifeSciences Holdings Corp.(a)	102,556	1,551,672
iRhythm Technologies, Inc.(a)	11,789	2,003,894
Neogen Corp.(a)	70,594	405,916
OraSure Technologies, Inc.(a)	234,213	775,245
QuidelOrtho Corp.(a)	19,839	569,181
Teleflex, Inc.	160,509	20,289,943
TransMedics Group, Inc.(a)	20,334	2,337,597
UFP Technologies, Inc.(a)	3,023	635,314
Varex Imaging Corp.(a)	93,816	1,083,575
Zimvie, Inc.(a)	81,069	1,530,583
		51,587,803
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(a)	86,460	1,985,122
Chemed Corp.	4,030	1,845,538
GeneDx Holdings Corp.(a)	14,932	1,933,545
Guardant Health, Inc.(a)	76,372	5,149,000
Molina Healthcare, Inc.(a)	16,295	2,946,625
		13,859,830
Hotels, Restaurants & Leisure — 2.4%
Cava Group, Inc.(a)	10,968	740,888
Denny’s Corp.(a)	1,350,585	6,172,174
Dutch Bros, Inc. - Class A(a)	41,918	3,010,970
International Game Technology PLC	393,639	6,550,153
Life Time Group Holdings, Inc.(a)	79,621	2,223,018
Planet Fitness, Inc. - Class A(a)	16,308	1,709,078
Red Rock Resorts, Inc. - Class A	47,820	2,958,623
Rush Street Interactive, Inc.(a)	101,715	2,268,245
Sportradar Group AG - Class A(a)	121,199	3,749,897
Texas Roadhouse, Inc.	11,377	1,963,101
Travel + Leisure Co.	21,113	1,334,553
United Parks & Resorts, Inc.(a)	23,441	1,232,528
		33,913,228

The accompanying notes are an integral part of these financial statements.

3

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Household Durables — 2.2%
Installed Building Products, Inc.	25,054	$6,559,638
Meritage Homes Corp.	50,473	3,921,248
Somnigroup International, Inc.	55,780	4,682,731
Taylor Morrison Home Corp.(a)	29,825	2,009,310
Tri Pointe Homes, Inc.(a)	337,082	11,909,107
Whirlpool Corp.	29,271	2,726,594
		31,808,628
Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.	92,287	8,480,252
Vistra Corp.	13,817	2,612,933
		11,093,185
Insurance — 2.8%
Accelerant Holdings - Class A(a)	55,362	1,110,008
American Integrity Insurance Group, Inc.(a)	339,234	6,781,288
AMERISAFE, Inc.	16,231	749,548
Hagerty, Inc. - Class A(a)	67,196	769,394
Hanover Insurance Group, Inc.	33,015	5,727,442
HCI Group, Inc.	17,770	2,962,437
Kemper Corp.	189,116	10,146,073
Palomar Holdings, Inc.(a)	12,779	1,572,073
Selective Insurance Group, Inc.	74,555	5,832,438
Skyward Specialty Insurance Group, Inc.(a)	35,501	1,714,698
Slide Insurance Holdings, Inc.(a)	32,775	438,529
Stewart Information Services Corp.	14,511	1,056,981
White Mountains Insurance Group Ltd.	946	1,731,350
		40,592,259
Interactive Media & Services — 1.2%
Cars.com, Inc.(a)	256,489	3,347,182
Vimeo, Inc.(a)	3,217,096	13,511,803
		16,858,985
IT Services — 0.9%
Core Scientific, Inc.(a)	166,365	2,387,338
Kyndryl Holdings, Inc.(a)	240,467	7,644,446
Unisys Corp.(a)	327,316	1,279,805
Wix.com Ltd.(a)	16,310	2,301,015
		13,612,604
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	19,367	1,058,019
Bruker Corp.	118,335	4,021,023

	Shares	Value
Charles River Laboratories International, Inc.(a)	11,609	$1,895,866
Standard BioTools, Inc.(a)	295,772	372,673
Stevanato Group SpA	30,552	703,001
West Pharmaceutical Services, Inc.	3,043	751,469
		8,802,051
Machinery — 4.3%
Crane Co.	27,584	5,111,315
Enerpac Tool Group Corp.	32,507	1,376,347
Enpro, Inc.	3,964	867,204
Esab Corp.	15,120	1,744,395
ESCO Technologies, Inc.	22,809	4,582,556
Federal Signal Corp.	31,767	3,907,023
Flowserve Corp.	27,165	1,457,674
Gates Industrial Corp. PLC(a)	155,497	3,974,503
Graco, Inc.	11,703	999,319
Helios Technologies, Inc.	41,268	2,238,376
JBT Marel Corp.	55,757	7,989,421
Kadant, Inc.	4,289	1,386,548
Lincoln Electric Holdings, Inc.	20,385	4,946,013
Lindsay Corp.	9,027	1,238,775
Miller Industries, Inc.	9,637	405,621
Mueller Industries, Inc.	34,445	3,304,653
RBC Bearings, Inc.(a)	5,282	2,059,769
REV Group, Inc.	13,055	694,657
SPX Technologies, Inc.(a)	24,560	4,595,422
Standex International Corp.	8,413	1,716,841
Stratasys Ltd.(a)	292,102	3,110,886
Toro Co.	17,985	1,457,864
Watts Water Technologies, Inc. - Class A	10,830	2,998,827
		62,164,009
Marine Transportation — 0.2%
Kirby Corp.(a)	29,923	2,908,516
Media — 0.8%
Criteo SA - ADR(a)	222,050	5,513,502
John Wiley & Sons, Inc. - Class A	28,119	1,141,069
Magnite, Inc.(a)	95,330	2,473,814
Nexstar Media Group, Inc.	10,550	2,157,791
		11,286,176
Metals & Mining — 2.5%
Alcoa Corp.	30,228	973,039
Carpenter Technology Corp.	8,092	1,949,201
Century Aluminum Co.(a)	499,939	11,163,638
Cleveland-Cliffs, Inc.(a)	316,040	3,397,430
Commercial Metals Co.	60,810	3,506,913
Hudbay Minerals, Inc.	110,867	1,330,404
MP Materials Corp.(a)	30,306	2,155,969
Pan American Silver Corp.	109,287	3,707,015
thyssenkrupp AG	783,857	8,293,586
		36,477,195

The accompanying notes are an integral part of these financial statements.

4

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Multi-Utilities — 1.1%
Northwestern Energy Group, Inc.	267,953	$15,409,977
Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.(a)	103,840	3,314,573
BKV Corp.(a)	393,003	9,160,900
Cameco Corp.	34,647	2,681,331
Centrus Energy Corp. - Class A(a)	4,440	895,681
CNX Resources Corp.(a)	162,318	4,739,686
Devon Energy Corp.	95,374	3,443,001
Gulfport Energy Corp.(a)	13,990	2,434,680
Matador Resources Co.	57,155	2,878,326
Murphy Oil Corp.	113,295	2,816,514
Permian Resources Corp.	211,555	3,023,121
Uranium Energy Corp.(a)	352,599	3,769,283
Viper Energy, Inc. - Class A	227,173	9,051,721
		48,208,817
Personal Care Products — 0.1%
Oddity Tech Ltd. - Class A(a)	25,594	1,541,015
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals, Inc.(a)	248,351	2,374,235
Axsome Therapeutics, Inc.(a)	12,058	1,462,394
Corcept Therapeutics, Inc.(a)	17,029	1,187,262
Crinetics Pharmaceuticals, Inc.(a)	135,938	4,212,719
Edgewise Therapeutics, Inc.(a)	62,475	896,516
Innoviva, Inc.(a)	459,424	9,386,032
Septerna, Inc.(a)	109,506	1,325,023
Tarsus Pharmaceuticals, Inc.(a)	24,122	1,413,067
WaVe Life Sciences Ltd.(a)	173,647	1,667,011
		23,924,259
Professional Services — 2.5%
Alight, Inc. - Class A	461,976	1,792,467
Conduent, Inc.(a)	766,231	2,130,122
CRA International, Inc.	5,513	1,068,199
Exponent, Inc.	12,870	918,660
KBR, Inc.	152,041	7,671,989
Maximus, Inc.	145,872	12,825,066
Planet Labs PBC(a)	512,552	3,633,994
TriNet Group, Inc.	51,415	3,723,474
TrueBlue, Inc.(a)	432,479	2,581,900
		36,345,871
Real Estate Management & Development — 1.4%
Colliers International Group, Inc.	9,260	1,531,141
Cushman & Wakefield PLC(a)	618,145	9,748,147

	Shares	Value
FirstService Corp.	11,741	$2,362,289
Newmark Group, Inc. - Class A	331,084	6,029,039
		19,670,616
Semiconductors & Semiconductor Equipment — 5.8%
Alpha & Omega Semiconductor Ltd.(a)	396,211	11,398,990
Ambarella, Inc.(a)	12,714	1,048,651
Astera Labs, Inc.(a)	35,976	6,554,827
CEVA, Inc.(a)	43,470	965,903
Credo Technology Group Holding Ltd.(a)	43,760	5,384,887
Impinj, Inc.(a)	15,895	2,979,836
indie Semiconductor, Inc. - Class A(a)	329,118	1,490,904
Lattice Semiconductor Corp.(a)	31,516	2,092,032
MACOM Technology Solutions Holdings, Inc.(a)	53,638	6,873,710
MKS, Inc.	13,837	1,429,916
Power Integrations, Inc.	37,426	1,687,913
Rambus, Inc.(a)	85,106	6,278,270
Semtech Corp.(a)	51,161	2,971,942
Silicon Motion Technology Corp. - ADR	197,547	15,740,545
SiTime Corp.(a)	21,439	5,181,163
Tower Semiconductor Ltd.(a)	103,910	6,111,986
Veeco Instruments, Inc.(a)	233,123	5,716,176
		83,907,651
Software — 5.4%
8x8, Inc.(a)	2,743,536	5,432,201
Adeia, Inc.	203,924	3,067,017
AvePoint, Inc.(a)	66,989	1,095,940
BlackLine, Inc.(a)	13,952	758,570
CCC Intelligent Solutions Holdings, Inc.(a)	461,380	4,567,662
Cognyte Software Ltd.(a)	334,267	2,985,004
Commvault Systems, Inc.(a)	33,266	6,208,933
Computer Modelling Group Ltd.	47,037	213,266
D-Wave Quantum, Inc.(a)	74,661	1,166,205
Fair Isaac Corp.(a)	838	1,275,134
InterDigital, Inc.	11,073	3,008,645
Manhattan Associates, Inc.(a)	9,503	2,047,326
NCR Voyix Corp.(a)	1,281,405	16,888,918
OneSpan, Inc.	100,160	1,514,920
Qualys, Inc.(a)	9,433	1,281,096
Radware Ltd.(a)	66,690	1,683,256
Rubrik, Inc. - Class A(a)	16,861	1,507,374
SPS Commerce, Inc.(a)	11,394	1,256,758
Teradata Corp.(a)	494,356	10,371,589
Tyler Technologies, Inc.(a)	2,616	1,472,494
UiPath, Inc. - Class A(a)	156,268	1,737,700
Varonis Systems, Inc.(a)	85,305	5,034,701

The accompanying notes are an integral part of these financial statements.

5

Column Small Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Verint Systems, Inc.(a)	81,813	$1,668,167
Vertex, Inc. - Class A(a)	26,905	694,687
Xperi, Inc.(a)	161,389	968,334
		77,905,897
Specialty Retail — 2.7%
Academy Sports & Outdoors, Inc.	73,863	3,955,364
Asbury Automotive Group, Inc.(a)	3,735	939,502
Bath & Body Works, Inc.	121,464	3,547,963
Boot Barn Holdings, Inc.(a)	17,745	3,154,529
Caleres, Inc.	52,357	785,355
Carvana Co.(a)	8,129	3,023,338
Floor & Decor Holdings, Inc. - Class A(a)	11,452	938,148
Murphy USA, Inc.	1,481	557,596
National Vision Holdings, Inc.(a)	316,207	7,253,789
ODP Corp.(a)	54,252	1,099,145
Tractor Supply Co.	20,429	1,261,695
Valvoline, Inc.(a)	181,232	7,028,177
Warby Parker, Inc. - Class A(a)	152,780	4,002,836
Winmark Corp.	2,700	1,252,368
		38,799,805
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.	64,845	3,540,537
PVH Corp.	17,220	1,451,990
Under Armour, Inc. - Class C(a)	233,469	1,148,668
		6,141,195
Tobacco — 0.2%
Turning Point Brands, Inc.	28,255	2,811,372
Trading Companies & Distributors — 4.3%
AerCap Holdings NV	78,623	9,709,940
Air Lease Corp.	140,271	8,445,717
Custom Truck One Source, Inc.(a)	1,820,266	11,176,433
FTAI Aviation Ltd.	22,208	3,416,701
GATX Corp.	32,690	5,502,054
Herc Holdings, Inc.	33,135	4,333,727
Rush Enterprises, Inc. - Class A	84,725	4,863,215
SiteOne Landscape Supply, Inc.(a)	19,645	2,813,950
Transcat, Inc.(a)	7,170	601,921
Watsco, Inc.	3,542	1,425,230
WESCO International, Inc.	32,315	7,104,130
Xometry, Inc. - Class A(a)	41,149	2,036,052
		61,429,070

	Shares	Value
Water Utilities — 0.1%
American States Water Co.	16,186	$1,206,343
Middlesex Water Co.	5,014	268,449
		1,474,792
TOTAL COMMON STOCKS (Cost $1,175,956,120)		1,349,816,273
REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.2%
Diversified REITs — 0.8%
Broadstone Net Lease, Inc.	638,376	11,867,410
Industrial REITs — 0.4%
STAG Industrial, Inc.	132,945	4,899,023
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $15,259,748)		16,766,433
EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Value ETF	80,632	14,035,612
TOTAL EXCHANGE TRADED FUNDS (Cost $13,253,601)		14,035,612
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 4.0%
First American Government Obligations Fund - Class X, 4.22%(b)	58,177,920	58,177,920
TOTAL MONEY MARKET FUNDS (Cost $58,177,920)		58,177,920
TOTAL INVESTMENTS — 100.1% (Cost $1,262,647,389)		$1,438,796,238
Liabilities in Excess of Other Assets — (0.1)%		(1,848,236)
TOTAL NET ASSETS — 100.0%		$1,436,948,002

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025

	Shares	Value
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.3%
AAR Corp.(a)	9,602	$726,487
Astronics Corp.(a)	4,046	147,153
ATI, Inc.(a)	10,952	849,218
Babcock International Group PLC	25,217	346,150
Firefly Aerospace, Inc.(a)	3,931	178,349
Hexcel Corp.	38,038	2,402,100
Huntington Ingalls Industries, Inc.	6,795	1,840,018
Leonardo DRS, Inc.	6,041	251,668
Melrose Industries PLC	153,423	1,219,946
Mercury Systems, Inc.(a)	11,236	758,992
QinetiQ Group PLC	220,353	1,417,511
Senior PLC	317,578	861,965
VSE Corp.	1,211	196,666
		11,196,223
Air Freight & Logistics — 0.6%
Cargojet, Inc.	5,605	411,554
GXO Logistics, Inc.(a)	43,473	2,288,854
		2,700,408
Automobile Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(a)	13,181	76,713
Dana, Inc.	18,333	369,593
Fox Factory Holding Corp.(a)	10,561	305,530
Gentex Corp.	8,665	242,707
Gentherm, Inc.(a)	13,998	514,706
Goodyear Tire & Rubber Co.(a)	28,326	240,204
LCI Industries	2,614	275,568
Lear Corp.	11,017	1,211,870
Motorcar Parts of America, Inc.(a)	1,574	23,453
Phinia, Inc.	5,156	301,523
Stoneridge, Inc.(a)	2,330	19,339
Strattec Security Corp.(a)	100	6,587
Visteon Corp.	3,411	422,828
		4,010,621
Automobiles — 0.2%
Harley-Davidson, Inc.	12,570	366,039
Thor Industries, Inc.	4,414	483,774
		849,813
Banks — 11.4%
1st Source Corp.	773	49,797
ACNB Corp.	386	17,493
Amalgamated Financial Corp.	1,815	52,435
Ameris Bancorp	4,566	334,596
Arrow Financial Corp.	1,187	35,289
Associated Banc-Corp.	7,891	212,820
Atlantic Union Bankshares Corp.	31,046	1,109,274
Axos Financial, Inc.(a)	5,127	467,634
Banc of California, Inc.	42,089	712,146

	Shares	Value
BancFirst Corp.	25	$3,324
Bancorp, Inc.(a)	15,936	1,214,961
Bank First Corp.	200	25,984
Bank of Hawaii Corp.	2,953	201,158
Bank of NT Butterfield & Son Ltd.	4,322	195,009
Bank OZK	8,430	442,322
BankUnited, Inc.	6,167	241,685
Banner Corp.	2,340	156,850
Bar Harbor Bankshares	953	30,753
BayCom Corp.	438	13,254
Beacon Financial Corp.	3,752	98,040
Bridgewater Bancshares, Inc.(a)	765	12,531
Brookline Bancorp, Inc.	5,515	60,389
Burke & Herbert Financial Services Corp.	1,201	76,336
Business First Bancshares, Inc.	1,960	49,020
Byline Bancorp, Inc.	2,079	60,104
C&F Financial Corp.	123	8,854
Cadence Bank	53,745	2,022,962
Camden National Corp.	13,137	537,172
Capital Bancorp, Inc.	382	12,984
Capital City Bank Group, Inc.	856	37,544
Carter Bankshares, Inc.(a)	1,424	27,711
Cathay General Bancorp	4,726	235,875
Central Pacific Financial Corp.	1,922	60,197
ChoiceOne Financial Services, Inc.	17	525
City Holding Co.	20	2,570
CNB Financial Corp./PA	1,526	40,149
Coastal Financial Corp./WA(a)	4,217	482,846
Colony Bankcorp, Inc.	628	10,789
Columbia Banking System, Inc.	72,911	1,951,827
Comerica, Inc.	29,295	2,067,641
Community Financial System, Inc.	6,006	359,699
Community Trust Bancorp, Inc.	1,100	64,262
Community West Bancshares	106	2,260
ConnectOne Bancorp, Inc.	2,936	75,162
Cullen/Frost Bankers, Inc.	17,317	2,234,412
Customers Bancorp, Inc.(a)	2,735	196,072
Dime Community Bancshares, Inc.	2,761	84,928
Eagle Bancorp, Inc.	1,978	38,413
Enterprise Financial Services Corp.	21,859	1,338,645
Esquire Financial Holdings, Inc.	481	47,186
Fidelity D&D Bancorp, Inc.	193	8,424
First BanCorp/Puerto Rico	44,318	985,189
First Bancorp/Southern Pines NC	21,670	1,182,965
First Bank/Hamilton NJ	1,610	27,080
First Busey Corp.	5,624	138,913
First Business Financial Services, Inc.	559	29,247

The accompanying notes are an integral part of these financial statements.

7

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
First Commonwealth Financial Corp.	90,072	$1,598,778
First Financial Bankshares, Inc.	4,983	185,218
First Financial Corp.	764	45,076
First Interstate BancSystem, Inc. - Class A	40,979	1,340,833
First Merchants Corp.	1,718	71,331
First Mid Bancshares, Inc.	1,408	56,939
FS Bancorp, Inc.	253	10,806
Fulton Financial Corp.	15,073	296,335
German American Bancorp, Inc.	17,321	723,671
Glacier Bancorp, Inc.	11,769	578,446
Great Southern Bancorp, Inc.	702	44,430
Hancock Whitney Corp.	6,247	393,061
Hanmi Financial Corp.	2,235	56,233
HarborOne Bancorp, Inc.	59	759
HBT Financial, Inc.	457	12,106
Heritage Commerce Corp.	4,001	41,330
HomeTrust Bancshares, Inc.	999	41,319
Hope Bancorp, Inc.	7,690	85,590
Huntington Bancshares, Inc./OH	62,695	1,116,598
Independent Bank Corp./MI	1,675	55,091
International Bancshares Corp.	4,832	345,681
Investar Holding Corp.	200	4,688
Kearny Financial Corp./MD	76	513
Lakeland Financial Corp.	2,975	203,639
Mechanics Bancorp - Class A(a)	24	333
Mercantile Bank Corp.	1,209	59,543
Metrocity Bankshares, Inc.	1,332	39,880
Metropolitan Bank Holding Corp.	933	74,071
Mid Penn Bancorp, Inc.	976	29,417
Midland States Bancorp, Inc.	1,681	30,964
MVB Financial Corp.	672	16,397
National Bank Holdings Corp. - Class A	18,457	723,884
National Bankshares, Inc.	209	6,550
Northeast Bank	589	65,120
Northfield Bancorp, Inc.	2,447	28,997
Northpointe Bancshares, Inc.	2,093	37,297
Northrim BanCorp, Inc.	428	40,245
OceanFirst Financial Corp.	3,769	69,312
OFG Bancorp	3,977	177,971
Old Second Bancorp, Inc.	3,680	67,933
Orange County Bancorp, Inc.	356	9,498
Origin Bancorp, Inc.	1,997	77,663
Orrstown Financial Services, Inc.	1,540	53,669
Pathward Financial, Inc.	1,834	145,748
Peapack-Gladstone Financial Corp.	1,094	31,737
Peoples Bancorp, Inc./OH	12,228	378,334

	Shares	Value
Popular, Inc.	6,173	$775,576
Preferred Bank/Los Angeles CA	1,174	110,826
Prosperity Bancshares, Inc.	43,615	3,015,105
Provident Financial Services, Inc.	10,399	206,316
QCR Holdings, Inc.	1,174	92,018
RBB Bancorp	1,252	25,328
Red River Bancshares, Inc.	162	10,595
Republic Bancorp, Inc./KY - Class A	721	55,330
S&T Bancorp, Inc.	2,499	98,735
Seacoast Banking Corp. of Florida	22,014	684,856
ServisFirst Bancshares, Inc.	44,601	3,931,578
Shore Bancshares, Inc.	2,487	42,752
Sierra Bancorp	300	9,198
SmartFinancial, Inc.	996	36,703
South Plains Financial, Inc.	1,102	44,774
Southern First Bancshares, Inc.(a)	504	22,730
Southern Missouri Bancorp, Inc.	616	35,442
Southside Bancshares, Inc.	40	1,250
SouthState Corp.	14,481	1,477,931
Stellar Bancorp, Inc.	822	25,416
Stock Yards Bancorp, Inc.	2,611	210,734
Synovus Financial Corp.	3,913	201,950
Texas Capital Bancshares, Inc.(a)	10,645	921,538
Third Coast Bancshares, Inc.(a)	838	33,378
Timberland Bancorp, Inc./WA	279	9,333
Tompkins Financial Corp.	341	23,918
TriCo Bancshares	17,744	805,932
Triumph Financial, Inc.(a)	52,309	3,216,480
TrustCo Bank Corp. NY	1,255	49,936
UMB Financial Corp.	2,791	340,223
United Community Banks, Inc./GA	8,286	276,752
Unity Bancorp, Inc.	644	33,713
Univest Financial Corp.	1,879	59,508
Valley National Bancorp	30,607	320,149
Veritex Holdings, Inc.	3,654	125,515
WaFd, Inc.	5,736	180,397
Washington Trust Bancorp, Inc.	4,764	144,492
Webster Financial Corp.	15,266	949,850
WesBanco, Inc.	17,222	564,882
West BanCorp, Inc.	973	19,421
Westamerica BanCorp	2,142	107,121
Western Alliance Bancorp	23,500	2,104,425
Wintrust Financial Corp.	428	58,760
WSFS Financial Corp.	21,705	1,265,184
Zions Bancorp NA	35,205	2,042,242
		54,427,033
Beverages — 0.5%
Boston Beer Co., Inc. - Class A(a)	754	166,702
Celsius Holdings, Inc.(a)	12,251	770,343

The accompanying notes are an integral part of these financial statements.

8

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Beverages — (Continued)
Coca-Cola Consolidated, Inc.	9,845	$1,154,228
Vita Coco Co., Inc.(a)	3,336	119,228
		2,210,501
Biotechnology — 1.8%
ADMA Biologics, Inc.(a)	69,766	1,204,161
Alkermes PLC(a)	25,259	731,753
Arcellx, Inc.(a)	4,541	315,100
Arcutis Biotherapeutics, Inc.(a)	20,094	311,859
Biohaven Ltd.(a)	8,034	123,643
Bridgebio Pharma, Inc.(a)	12,851	665,168
Catalyst Pharmaceuticals, Inc.(a)	10,161	209,215
Celldex Therapeutics, Inc.(a)	8,349	184,346
Centessa Pharmaceuticals PLC - ADR(a)	14,054	235,967
Cytokinetics, Inc.(a)	5,265	186,012
Emergent BioSolutions, Inc.(a)	8,944	74,235
Halozyme Therapeutics, Inc.(a)	5,725	418,784
Insmed, Inc.(a)	2,334	317,657
Madrigal Pharmaceuticals, Inc.(a)	2,117	926,928
Metsera, Inc.(a)	3,702	130,644
Mineralys Therapeutics, Inc.(a)	10,719	165,930
Newamsterdam Pharma Co. NV(a)	4,484	107,840
Nuvalent, Inc. - Class A(a)	4,541	347,750
Protagonist Therapeutics, Inc.(a)	5,772	340,837
Puma Biotechnology, Inc.(a)	4,822	24,303
Revolution Medicines, Inc.(a)	5,356	203,367
Scholar Rock Holding Corp.(a)	8,474	276,676
Twist Bioscience Corp.(a)	10,378	279,895
Vaxcyte, Inc.(a)	4,000	123,160
Vera Therapeutics, Inc.(a)	8,819	190,843
Viking Therapeutics, Inc.(a)	3,752	101,492
Xenon Pharmaceuticals, Inc.(a)	8,313	321,796
		8,519,361
Broadline Retail — 0.8%
Dillard’s, Inc. - Class A	6	3,197
Kohl’s Corp.	14,506	218,460
Macy’s, Inc.	31,054	410,845
Ollie’s Bargain Outlet Holdings, Inc.(a)	23,584	2,991,395
		3,623,897
Building Products — 2.3%
AAON, Inc.	28,591	2,371,623
American Woodmark Corp.(a)	3,880	250,532
Apogee Enterprises, Inc.	2,374	104,397
Armstrong World Industries, Inc.	1,525	298,549
CSW Industrials, Inc.	3,192	873,140
Fortune Brands Innovations, Inc.	12,045	704,873
Hayward Holdings, Inc.(a)	85,084	1,368,151
Insteel Industries, Inc.	2,308	88,581
JELD-WEN Holding, Inc.(a)	9,764	62,392

	Shares	Value
Resideo Technologies, Inc.(a)	48,703	$1,658,337
Simpson Manufacturing Co., Inc.	1,152	220,170
Tecnoglass, Inc.	1,846	133,983
Trex Co., Inc.(a)	27,893	1,719,045
UFP Industries, Inc.	10,035	1,013,234
		10,867,007
Capital Markets — 2.7%
Artisan Partners Asset Management, Inc. - Class A	41,900	1,960,501
BGC Group, Inc. - Class A	119,302	1,170,353
Diamond Hill Investment Group, Inc.	168	24,488
Etoro Group Ltd. - Class A(a)	4,118	182,839
FactSet Research Systems, Inc.	1,476	551,020
Hamilton Lane, Inc. - Class A	6,352	980,368
Houlihan Lokey, Inc.	1,026	204,430
Morningstar, Inc.	15,861	4,162,244
Oppenheimer Holdings, Inc. - Class A	879	63,789
P10, Inc. - Class A	32,368	399,421
Piper Sandler Cos.	3,689	1,231,351
StoneX Group, Inc.(a)	4,622	472,230
Victory Capital Holdings, Inc. - Class A	16,785	1,196,435
Virtus Investment Partners, Inc.	616	124,081
WisdomTree, Inc.	12,889	175,419
		12,898,969
Chemicals — 2.0%
AdvanSix, Inc.	2,375	50,968
Ashland, Inc.	13,961	783,910
Aspen Aerogels, Inc.(a)	8,042	55,007
Avient Corp.	34,509	1,290,637
Cabot Corp.	6,345	517,498
Chemours Co.	11,364	175,006
Core Molding Technologies, Inc.(a)	402	7,718
Element Solutions, Inc.	99,185	2,551,038
Elementis PLC	436,669	959,002
FMC Corp.	2,192	85,707
Hawkins, Inc.	6,095	1,019,876
Huntsman Corp.	15,072	168,204
Ingevity Corp.(a)	5,094	297,388
Intrepid Potash, Inc.(a)	1,040	31,647
Koppers Holdings, Inc.	1,654	47,933
LSB Industries, Inc.(a)	5,554	46,209
Mativ Holdings, Inc.	5,663	71,184
Mosaic Co.	14,533	485,402
NewMarket Corp.	200	165,392
Orion SA	6,551	69,113
Rayonier Advanced Materials, Inc.(a)	5,378	29,956
Sensient Technologies Corp.	6,335	718,769
Stepan Co.	1,910	95,557
Tronox Holdings PLC	11,561	49,481
		9,772,602

The accompanying notes are an integral part of these financial statements.

9

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	19,534	$960,487
ACCO Brands Corp.	7,346	29,531
Acme United Corp.	469	20,176
Brady Corp. - Class A	3,870	302,170
BrightView Holdings, Inc.(a)	73,013	1,051,387
Casella Waste Systems, Inc. - Class A(a)	997	98,264
Civeo Corp.	1,273	30,234
Clean Harbors, Inc.(a)	9,998	2,421,616
Driven Brands Holdings, Inc.(a)	39,818	733,448
Ennis, Inc.	2,615	47,776
Enviri Corp.(a)	70,495	796,593
Healthcare Services Group, Inc.(a)	7,894	123,225
HNI Corp.	13,415	602,870
Interface, Inc.	7,638	204,087
OPENLANE, Inc.(a)	68,099	1,969,423
Rollins, Inc.	3,318	187,600
Steelcase, Inc. - Class A	12,892	215,812
Tetra Tech, Inc.	9,447	344,060
Virco Mfg. Corp.	1,822	15,687
		10,154,446
Communications Equipment — 1.3%
Aviat Networks, Inc.(a)	1,398	32,098
Calix, Inc.(a)	3,076	182,868
Ciena Corp.(a)	21,398	2,010,770
Extreme Networks, Inc.(a)	27,294	583,546
Harmonic, Inc.(a)	4,869	46,840
Ribbon Communications, Inc.(a)	149,902	611,600
Viasat, Inc.(a)	78,080	2,524,326
		5,992,048
Construction & Engineering — 1.9%
Arcosa, Inc.	17,711	1,752,503
Argan, Inc.	873	199,236
Construction Partners, Inc. - Class A(a)	9,739	1,167,706
Granite Construction, Inc.	4,241	456,968
Great Lakes Dredge & Dock Corp.(a)	7,625	88,908
Matrix Service Co.(a)	2,300	34,799
MYR Group, Inc.(a)	2,906	544,207
Northwest Pipe Co.(a)	275	14,564
Primoris Services Corp.	2,580	305,859
Sterling Infrastructure, Inc.(a)	2,658	740,333
Tutor Perini Corp.(a)	3,926	231,398
Valmont Industries, Inc.	9,154	3,360,616
WillScot Holdings Corp.	9,625	233,310
		9,130,407
Construction Materials — 0.5%
Eagle Materials, Inc.	6,933	1,600,829
Knife River Corp.(a)	4,567	369,927

	Shares	Value
Titan America SA	29,972	$464,866
		2,435,622
Consumer Finance — 1.2%
Atlanticus Holdings Corp.(a)	318	21,211
Bread Financial Holdings, Inc.	24,706	1,635,290
Credit Acceptance Corp.(a)	380	195,597
Dave, Inc.(a)	1,859	396,376
FirstCash Holdings, Inc.	11,948	1,759,582
Green Dot Corp. - Class A(a)	6,314	87,891
LendingClub Corp.(a)	8,161	140,206
Medallion Financial Corp.	799	8,437
Navient Corp.	5,925	81,232
Nelnet, Inc. - Class A	1,321	169,894
OneMain Holdings, Inc.	5,693	352,169
Regional Management Corp.	372	16,309
SLM Corp.	34,568	1,081,287
World Acceptance Corp.(a)	210	36,000
		5,981,481
Consumer Staples Distribution & Retail — 0.6%
Grocery Outlet Holding Corp.(a)	22,240	402,767
Ingles Markets, Inc. - Class A	1,638	110,876
Maplebear, Inc.(a)	7,970	345,659
Natural Grocers by Vitamin Cottage, Inc.	1,745	67,095
PriceSmart, Inc.	15,445	1,656,631
SpartanNash Co.	3,974	106,503
United Natural Foods, Inc.(a)	7,919	223,949
Village Super Market, Inc. - Class A	945	34,285
Weis Markets, Inc.	1,459	104,537
		3,052,302
Containers & Packaging — 0.5%
AptarGroup, Inc.	1,673	232,999
Avery Dennison Corp.	5,002	858,593
Graphic Packaging Holding Co.	21,741	484,172
Sealed Air Corp.	3,280	106,502
Silgan Holdings, Inc.	15,360	720,691
		2,402,957
Diversified Consumer Services — 0.7%
ADT, Inc.	63,006	548,782
American Public Education, Inc.(a)	2,009	60,632
Bright Horizons Family Solutions, Inc.(a)	2,040	240,802
Lincoln Educational Services Corp.(a)	3,491	65,666
OneSpaWorld Holdings Ltd.	31,188	703,913
Perdoceo Education Corp.	6,934	227,019
Stride, Inc.(a)	8,331	1,359,536
Universal Technical Institute, Inc.(a)	5,304	141,033
		3,347,383

The accompanying notes are an integral part of these financial statements.

10

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Diversified Telecommunication Services — 0.2%
ATN International, Inc.	1,084	$18,428
Frontier Communications Parent, Inc.(a)	340	12,607
Globalstar, Inc.(a)	9,976	298,582
Iridium Communications, Inc.	7,508	186,874
Liberty Global Ltd. - Class A(a)	11,555	135,656
Liberty Global Ltd. - Class C(a)	10,348	123,658
Shenandoah Telecommunications Co.	5,679	75,247
		851,052
Electric Utilities — 0.6%
ALLETE, Inc.	6,827	437,952
IDACORP, Inc.	7,165	896,341
Portland General Electric Co.	33,347	1,426,585
		2,760,878
Electrical Equipment — 0.8%
Atkore, Inc.	3,667	213,383
Babcock & Wilcox Enterprises, Inc.(a)	66,457	148,199
Bloom Energy Corp. - Class A(a)	12,582	666,091
Fluence Energy, Inc.(a)	7,914	58,563
Generac Holdings, Inc.(a)	807	149,497
NEXTracker, Inc. - Class A(a)	4,170	280,474
Regal Rexnord Corp.	16,260	2,428,106
Shoals Technologies Group, Inc. - Class A(a)	3,480	22,655
		3,966,968
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	1,486	222,424
Arrow Electronics, Inc.(a)	695	87,799
Avnet, Inc.	9,345	509,957
Badger Meter, Inc.	570	104,264
Benchmark Electronics, Inc.	30,448	1,235,884
Cognex Corp.	10,438	458,646
Coherent Corp.(a)	26,135	2,364,433
Crane NXT Co.	15,437	922,052
Daktronics, Inc.(a)	5,006	86,854
ePlus, Inc.	2,718	196,702
Fabrinet(a)	1,345	445,585
Innoviz Technologies Ltd.(a)	43,422	72,515
IPG Photonics Corp.(a)	8,601	703,734
Itron, Inc.(a)	7,064	868,448
Kimball Electronics, Inc.(a)	2,291	66,141
Knowles Corp.(a)	55,651	1,188,149
Littelfuse, Inc.	4,626	1,201,974
Methode Electronics, Inc.	2,110	16,310
Mirion Technologies, Inc.(a)	31,533	646,427
M-Tron Industries, Inc.(a)	59	2,654
nLight, Inc.(a)	14,104	406,195
Novanta, Inc.(a)	8,974	1,044,663

	Shares	Value
OSI Systems, Inc.(a)	3,749	$862,457
PC Connection, Inc.	9	578
Plexus Corp.(a)	3,036	415,962
Rogers Corp.(a)	1,565	122,790
Sanmina Corp.(a)	16,971	1,994,432
ScanSource, Inc.(a)	3,281	143,216
TD SYNNEX Corp.	3,267	483,745
Teledyne Technologies, Inc.(a)	834	448,834
TTM Technologies, Inc.(a)	7,607	339,044
Vishay Intertechnology, Inc.	12,073	186,649
Vontier Corp.	35,217	1,511,161
		19,360,678
Energy Equipment & Services — 2.1%
Archrock, Inc.	18,990	470,192
Aris Water Solutions, Inc. - Class A	2,093	50,797
Atlas Energy Solutions, Inc.	29,812	349,099
Bristow Group, Inc.(a)	2,610	100,511
Cactus, Inc. - Class A	428	17,955
Expro Group Holdings NV(a)	103,553	1,291,306
Forum Energy Technologies, Inc.(a)	1,220	32,269
Geospace Technologies Corp.(a)	904	17,917
Helix Energy Solutions Group, Inc.(a)	16,121	106,237
Helmerich & Payne, Inc.	9,150	191,144
Hunting PLC	89,924	399,379
Innovex International, Inc.(a)	7,883	136,061
Kodiak Gas Services, Inc.	16,479	589,783
Liberty Energy, Inc.	64,296	723,330
Nabors Industries Ltd.(a)	597	22,256
Natural Gas Services Group, Inc.	1,559	40,784
Noble Corp. PLC	14,003	403,567
NOV, Inc.	43,149	573,450
Oceaneering International, Inc.(a)	15,735	383,934
Oil States International, Inc.(a)	5,223	29,249
Patterson-UTI Energy, Inc.	61,402	356,746
ProFrac Holding Corp. - Class A(a)	1,642	6,568
ProPetro Holding Corp.(a)	8,962	45,706
Ranger Energy Services, Inc. - Class A	1,823	26,014
RPC, Inc.	10,137	48,354
Seadrill Ltd.(a)	3,443	109,866
Select Water Solutions, Inc.	35,210	299,989
TechnipFMC PLC	22,132	813,572
TETRA Technologies, Inc.(a)	104,067	489,115
Tidewater, Inc.(a)	9,602	578,040
Transocean Ltd.(a)	244,288	740,193
Valaris Ltd.(a)	6,357	315,752
Weatherford International PLC	6,392	407,202
		10,166,337

The accompanying notes are an integral part of these financial statements.

11

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Entertainment — 0.1%
Lionsgate Studios Corp.(a)	65,129	$418,780
Marcus Corp.	2,576	39,773
Starz Entertainment Corp.(a)	4,283	54,694
		513,247
Financial Services — 0.6%
Enact Holdings, Inc.	1,731	65,172
Essent Group Ltd.	4,852	304,415
Federal Agricultural Mortgage Corp. - Class C	671	140,621
Finance Of America Cos., Inc.(a)	560	14,958
International Money Express, Inc.(a)	1,872	27,144
Jack Henry & Associates, Inc.	932	152,158
Jackson Financial, Inc. - Class A	6,156	608,213
Merchants Bancorp/IN	1,400	45,388
MGIC Investment Corp.	471	13,108
NMI Holdings, Inc. - Class A(a)	6,481	255,027
Onity Group, Inc.(a)	150	6,206
Payoneer Global, Inc.(a)	16,998	118,136
PennyMac Financial Services, Inc.	2,000	220,200
Radian Group, Inc.	10,892	379,913
Shift4 Payments, Inc. - Class A(a)	5,448	492,663
Velocity Financial, Inc.(a)	968	18,469
		2,861,791
Food Products — 0.5%
Cal-Maine Foods, Inc.	4,518	522,462
Dole PLC	6,864	101,038
Fresh Del Monte Produce, Inc.	4,252	154,263
Freshpet, Inc.(a)	2,660	148,481
Hain Celestial Group, Inc.(a)	26,576	47,837
Mission Produce, Inc.(a)	2,907	36,367
Nomad Foods Ltd.	29,182	453,488
Seaboard Corp.	27	107,168
Seneca Foods Corp. - Class A(a)	816	92,371
TreeHouse Foods, Inc.(a)	13,188	241,868
Vital Farms, Inc.(a)	9,294	474,830
WK Kellogg Co.	6,524	149,530
		2,529,703
Gas Utilities — 1.1%
Atmos Energy Corp.	5,205	864,707
Chesapeake Utilities Corp.	1,535	189,695
New Jersey Resources Corp.	17,272	816,793
Northwest Natural Holding Co.	25,700	1,067,321
Spire, Inc.	27,942	2,140,357
		5,078,873
Ground Transportation — 0.9%
ArcBest Corp.	2,471	182,261
Covenant Logistics Group, Inc.	1,804	43,530

	Shares	Value
Heartland Express, Inc.	3,945	$33,888
Knight-Swift Transportation Holdings, Inc.	42,034	1,845,293
Marten Transport Ltd.	6,237	73,846
RXO, Inc.(a)	26,860	438,624
Ryder System, Inc.	3,850	721,952
Saia, Inc.(a)	393	116,509
Schneider National, Inc. - Class B	25,120	620,966
Universal Logistics Holdings, Inc.	715	18,547
Werner Enterprises, Inc.	6,822	196,815
		4,292,231
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.(a)	64,784	98,472
Alphatec Holdings, Inc.(a)	77,114	1,226,113
AtriCure, Inc.(a)	9,927	367,200
CONMED Corp.	3,339	181,508
CytoSorbents Corp.(a)	2,079	1,961
Enovis Corp.(a)	33,921	1,048,159
Envista Holdings Corp.(a)	81,433	1,724,751
Haemonetics Corp.(a)	19,369	1,056,385
Integer Holdings Corp.(a)	4,655	502,135
Integra LifeSciences Holdings Corp.(a)	17,288	261,567
Kewaunee Scientific Corp.(a)	96	5,442
Lantheus Holdings, Inc.(a)	6,607	362,724
LivaNova PLC(a)	3,659	206,258
Neogen Corp.(a)	12,248	70,426
Novocure Ltd.(a)	12,035	148,391
OraSure Technologies, Inc.(a)	41,233	136,481
QuidelOrtho Corp.(a)	9,522	273,186
SI-BONE, Inc.(a)	30,295	505,018
Teleflex, Inc.	10,721	1,355,242
UFP Technologies, Inc.(a)	3,749	787,890
Varex Imaging Corp.(a)	16,323	188,531
Zimvie, Inc.(a)	14,507	273,892
		10,781,732
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	14,914	342,426
Brookdale Senior Living, Inc.(a)	20,812	160,252
Chemed Corp.	687	314,612
Cross Country Healthcare, Inc.(a)	3	40
Encompass Health Corp.	6,892	839,170
Ensign Group, Inc.	6,817	1,171,024
HealthEquity, Inc.(a)	7,177	641,122
Molina Healthcare, Inc.(a)	4,150	750,445
National Research Corp.	30,931	454,376
Nutex Health, Inc.(a)	531	44,493
Pediatrix Medical Group, Inc.(a)	21,387	368,070
Premier, Inc. - Class A	10,166	263,299
RadNet, Inc.(a)	14,303	1,026,383

The accompanying notes are an integral part of these financial statements.

12

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Talkspace, Inc.(a)	79,348	$211,066
Tenet Healthcare Corp.(a)	825	152,072
US Physical Therapy, Inc.	32,709	2,711,249
		9,450,099
Health Care Technology — 0.3%
Phreesia, Inc.(a)	35,745	1,131,687
Schrodinger, Inc./United States(a)	12,813	249,981
		1,381,668
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(a)	5,974	69,239
BJ’s Restaurants, Inc.(a)	2,621	87,961
Bloomin’ Brands, Inc.	5,644	41,483
Boyd Gaming Corp.	10,801	927,374
Brinker International, Inc.(a)	5,064	789,883
Cheesecake Factory, Inc.	4,697	288,678
Cracker Barrel Old Country Store, Inc.	9,277	554,950
Dave & Buster’s Entertainment, Inc.(a)	4,308	110,586
Hilton Grand Vacations, Inc.(a)	23,119	1,098,615
International Game Technology PLC	67,402	1,121,569
Life Time Group Holdings, Inc.(a)	24,424	681,918
Monarch Casino & Resort, Inc.	1,392	145,227
Planet Fitness, Inc. - Class A(a)	5,594	586,251
Potbelly Corp.(a)	2,325	30,085
RCI Hospitality Holdings, Inc.	737	27,424
Red Rock Resorts, Inc. - Class A	12,155	752,030
Super Group SGHC Ltd.	19,211	223,424
Target Hospitality Corp.(a)	1,214	11,011
Texas Roadhouse, Inc.	1,963	338,716
United Parks & Resorts, Inc.(a)	4,083	214,684
Wyndham Hotels & Resorts, Inc.	6,254	541,659
		8,642,767
Household Durables — 2.2%
Century Communities, Inc.	9,030	594,896
Champion Homes, Inc.(a)	8,839	666,991
Cricut, Inc. - Class A	4,528	25,810
Dream Finders Homes, Inc. - Class A(a)	109,175	3,033,973
Ethan Allen Interiors, Inc.	2,619	77,287
Flexsteel Industries, Inc.	395	18,320
Hamilton Beach Brands Holding Co. - Class A	226	3,331
Hovnanian Enterprises, Inc. - Class A(a)	198	27,791
Installed Building Products, Inc.	2,825	739,641
La-Z-Boy, Inc.	14,188	524,530
M/I Homes, Inc.(a)	5,405	795,940
Meritage Homes Corp.	11,220	871,682
Mohawk Industries, Inc.(a)	56	7,431
Smith Douglas Homes Corp.(a)	29,891	586,163

	Shares	Value
Somnigroup International, Inc.	9,584	$804,577
Taylor Morrison Home Corp.(a)	16,445	1,107,900
Tri Pointe Homes, Inc.(a)	9,878	348,990
Whirlpool Corp.	4,942	460,347
		10,695,600
Household Products — 0.1%
Central Garden & Pet Co.(a)	1,067	38,871
Central Garden & Pet Co. - Class A(a)	5,850	193,225
Oil-Dri Corp. of America	1,086	64,487
		296,583
Independent Power and Renewable Electricity Producers — 0.6%
Montauk Renewables, Inc.(a)	4,298	9,241
Ormat Technologies, Inc.	15,823	1,453,975
Talen Energy Corp.(a)	1,815	687,740
TransAlta Corp.	33,286	408,880
Vistra Corp.	2,346	443,652
XPLR Infrastructure LP	9,249	98,039
		3,101,527
Insurance — 5.3%
American Coastal Insurance Corp.	464	5,127
AMERISAFE, Inc.	2,796	129,119
Assured Guaranty Ltd.	2,963	243,559
Axis Capital Holdings Ltd.	10,590	1,043,962
Bowhead Specialty Holdings, Inc.(a)	7,271	225,837
Brighthouse Financial, Inc.(a)	5,498	259,836
CNO Financial Group, Inc.	61,606	2,431,589
Crawford & Co. - Class A	1,199	12,997
Crawford & Co. - Class B	501	5,306
Donegal Group, Inc. - Class A	797	14,258
Employers Holdings, Inc.	1,650	71,379
F&G Annuities & Life, Inc.	804	27,794
Fidelis Insurance Holdings Ltd.	5,389	94,200
Genworth Financial, Inc. - Class A(a)	31,554	270,418
Goosehead Insurance, Inc. - Class A	37,111	3,143,673
Greenlight Capital Re Ltd. - Class A(a)	1,064	13,715
Hagerty, Inc. - Class A(a)	11,491	131,572
Hanover Insurance Group, Inc.	17,394	3,017,511
HCI Group, Inc.	3,610	601,823
Heritage Insurance Holdings, Inc.(a)	2,714	61,798
Horace Mann Educators Corp.	36,157	1,662,499
Kemper Corp.	21,262	1,140,706
Kingstone Cos., Inc.	1,027	13,823
Kinsale Capital Group, Inc.	7,420	3,394,279
Mercury General Corp.	3,022	233,691
Oscar Health, Inc. - Class A(a)	21,440	357,190

The accompanying notes are an integral part of these financial statements.

13

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Palomar Holdings, Inc.(a)	1,957	$240,750
Primerica, Inc.	490	131,977
Root, Inc./OH(a)	3,520	324,614
Ryan Specialty Holdings, Inc.	52,090	2,944,648
Selective Insurance Group, Inc.	29,371	2,297,693
Selectquote, Inc.(a)	304	687
SiriusPoint Ltd.(a)	12,717	238,062
Skyward Specialty Insurance Group, Inc.(a)	1,935	93,461
Slide Insurance Holdings, Inc.(a)	203	2,716
Stewart Information Services Corp.	2,471	179,988
TWFG, Inc.(a)	85	2,248
United Fire Group, Inc.	1,483	45,588
Universal Insurance Holdings, Inc.	1,992	48,585
White Mountains Insurance Group Ltd.	161	294,659
		25,453,337
Interactive Media & Services — 1.8%
Auto Trader Group PLC - ADR	1,622,549	4,332,206
Cargurus, Inc.(a)	17,431	603,113
Cars.com, Inc.(a)	6,615	86,326
Rightmove PLC - ADR	182,643	3,663,818
Yelp, Inc.(a)	5,394	170,558
		8,856,021
IT Services — 0.9%
DXC Technology Co.(a)	22,387	323,492
Endava PLC - ADR(a)	137,613	2,020,159
Kyndryl Holdings, Inc.(a)	41,351	1,314,548
Unisys Corp.(a)	56,664	221,556
Wix.com Ltd.(a)	2,784	392,767
		4,272,522
Leisure Products — 0.7%
BRP, Inc.	3,710	233,484
Brunswick Corp./DE	15,292	972,418
Clarus Corp.	1,947	7,068
Escalade, Inc.	526	6,628
JAKKS Pacific, Inc.	780	13,860
Malibu Boats, Inc. - Class A(a)	1,909	63,379
Marine Products Corp.	571	4,985
MasterCraft Boat Holdings, Inc.(a)	1,557	34,160
Mattel, Inc.(a)	76,394	1,398,010
Polaris, Inc.	5,749	325,278
Sturm Ruger & Co., Inc.	1,895	65,700
Topgolf Callaway Brands Corp.(a)	15,562	148,773
YETI Holdings, Inc.(a)	6,779	238,350
		3,512,093

	Shares	Value
Life Sciences Tools & Services — 0.5%
Avantor, Inc.(a)	18,425	$248,185
Bio-Techne Corp.	3,385	184,923
Bruker Corp.	41,636	1,414,791
Charles River Laboratories International, Inc.(a)	2,023	330,376
Standard BioTools, Inc.(a)	52,128	65,681
Stevanato Group SpA	5,231	120,365
West Pharmaceutical Services, Inc.	520	128,414
		2,492,735
Machinery — 4.3%
Alamo Group, Inc.	1,181	249,734
Albany International Corp. - Class A	14,438	916,957
Astec Industries, Inc.	2,194	101,560
Blue Bird Corp.(a)	2,831	165,302
Crane Co.	998	184,929
Enerpac Tool Group Corp.	82,014	3,472,473
Enpro, Inc.	674	147,451
Esab Corp.	2,642	304,808
ESCO Technologies, Inc.	1,267	254,553
Federal Signal Corp.	2,150	264,428
Gates Industrial Corp. PLC(a)	68,276	1,745,135
Graco, Inc.	2,099	179,234
Greenbrier Cos., Inc.	3,656	170,479
Helios Technologies, Inc.	9,722	527,321
Hillman Solutions Corp.(a)	71,485	706,272
Hyster-Yale, Inc.	938	35,175
JBT Marel Corp.	9,485	1,359,106
Kadant, Inc.	735	237,611
Kennametal, Inc.	8,763	187,791
Lincoln Electric Holdings, Inc.	5,200	1,261,676
Lindsay Corp.	1,746	239,604
Luxfer Holdings PLC	2,811	37,724
Mayville Engineering Co., Inc.(a)	1,096	16,002
Microvast Holdings, Inc.(a)	22,411	59,837
Middleby Corp.(a)	5,925	810,836
Miller Industries, Inc.	1,656	69,701
Mueller Industries, Inc.	8,775	841,873
Mueller Water Products, Inc. - Class A	39,181	1,032,811
Omega Flex, Inc.	18,679	659,369
Park-Ohio Holdings Corp.	831	16,786
Perma-Pipe International Holdings, Inc.(a)	600	17,874
RBC Bearings, Inc.(a)	2,924	1,140,243
REV Group, Inc.	3,467	184,479
SPX Technologies, Inc.(a)	1,650	308,732
Standex International Corp.	1,438	293,453
Stratasys Ltd.(a)	49,746	529,795
Tennant Co.	1,795	147,262
Terex Corp.	3,475	173,541
Timken Co.	4,949	382,211
Toro Co.	3,098	251,124

The accompanying notes are an integral part of these financial statements.

14

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Trinity Industries, Inc.	8,951	$254,387
Wabash National Corp.	2,897	32,128
Watts Water Technologies, Inc. - Class A	2,765	765,628
Worthington Enterprises, Inc.	66	4,343
		20,741,738
Marine Transportation — 0.5%
Costamare Bulkers Holdings Ltd.(a)	892	9,420
Costamare, Inc.	4,460	51,023
Genco Shipping & Trading Ltd.	4,673	78,693
Kirby Corp.(a)	11,627	1,130,144
Matson, Inc.	4,059	422,339
Safe Bulkers, Inc.	2,379	10,111
Star Bulk Carriers Corp.	31,671	590,664
		2,292,394
Media — 0.8%
AMC Networks, Inc. - Class A(a)	4,427	31,255
Cable One, Inc.	555	89,621
Criteo SA - ADR(a)	37,918	941,504
EchoStar Corp. - Class A(a)	11,790	728,504
Gambling.com Group Ltd.(a)	1,617	14,116
John Wiley & Sons, Inc. - Class A	4,826	195,839
Magnite, Inc.(a)	37,931	984,310
New York Times Co/The - Class A	7,900	472,736
Nexstar Media Group, Inc.	1,845	377,358
Scholastic Corp.	2,093	53,706
		3,888,949
Metals & Mining — 2.4%
Alcoa Corp.	20,844	670,968
Alpha Metallurgical Resources, Inc.(a)	1,279	190,814
Caledonia Mining Corp. PLC	1,700	43,486
Capstone Copper Corp.(a)	107,755	770,491
Carpenter Technology Corp.	3,769	907,877
Century Aluminum Co.(a)	5,017	112,030
Cleveland-Cliffs, Inc.(a)	53,464	574,738
Coeur Mining, Inc.(a)	11,652	153,224
Commercial Metals Co.	61,867	3,567,870
Compass Minerals International, Inc.(a)	4,898	93,307
Constellium SE(a)	51,136	740,961
ERO Copper Corp.(a)	35,974	515,867
Ferroglobe PLC	14,130	59,063
Kaiser Aluminum Corp.	1,756	136,740
Materion Corp.	1,784	197,667
Metallus, Inc.(a)	3,276	53,825
Olympic Steel, Inc.	1,366	46,048
Ramaco Resources, Inc.	3,507	90,936

	Shares	Value
Ramaco Resources, Inc. - Class B	826	$13,422
Ryerson Holding Corp.	31,182	710,950
SunCoke Energy, Inc.	12,065	93,142
thyssenkrupp AG	65,895	697,201
Warrior Met Coal, Inc.	18,885	1,154,629
Worthington Steel, Inc.	3,731	124,242
		11,719,498
Multi-Utilities — 0.5%
Black Hills Corp.	16,392	980,406
Northwestern Energy Group, Inc.	27,377	1,574,451
		2,554,857
Rosebank Industries PLC(a)	98,211	443,483
Oil, Gas & Consumable Fuels — 3.3%
Amplify Energy Corp.(a)	4,789	19,491
Antero Resources Corp.(a)	43,696	1,394,776
Ardmore Shipping Corp.	5,082	59,053
Berry Corp.	7,330	24,482
BKV Corp.(a)	34,907	813,682
California Resources Corp.	7,895	392,224
Centrus Energy Corp. - Class A(a)	1,443	291,096
Civitas Resources, Inc.	9,516	349,999
CNX Resources Corp.(a)	44,909	1,311,343
Comstock Resources, Inc.(a)	7,249	116,926
Crescent Energy Co. - Class A	19,182	182,996
Devon Energy Corp.	16,361	590,632
DHT Holdings, Inc.	69,698	816,861
Dorian LPG Ltd.	5,064	161,947
Evolution Petroleum Corp.	1,128	5,821
Excelerate Energy, Inc. - Class A	6,000	146,520
Gran Tierra Energy, Inc.(a)	3,835	15,762
Granite Ridge Resources, Inc.	7,912	43,991
Hallador Energy Co.(a)	2,890	47,136
HighPeak Energy, Inc.	2,712	20,882
International Seaways, Inc.	6,146	279,151
Kimbell Royalty Partners LP	9,265	129,432
Kosmos Energy Ltd.(a)	268,172	480,028
Magnolia Oil & Gas Corp. - Class A	19,556	486,553
Matador Resources Co.	14,575	733,997
Murphy Oil Corp.	43,035	1,069,850
Nordic American Tankers Ltd.	17,713	55,087
Northern Oil & Gas, Inc.	10,083	263,771
Par Pacific Holdings, Inc.(a)	6,971	241,476
Peabody Energy Corp.	15,542	270,431
Permian Resources Corp.	53,955	771,017
REX American Resources Corp.(a)	1,755	109,810
Riley Exploration Permian, Inc.	1,769	51,761
SandRidge Energy, Inc.	2,779	32,903
Scorpio Tankers, Inc.	27,143	1,368,007
SFL Corp. Ltd.	14,626	118,909

The accompanying notes are an integral part of these financial statements.

15

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — (Continued)
SM Energy Co.	30,866	$881,224
Talos Energy, Inc.(a)	17,870	176,556
Teekay Corp. Ltd.	7,521	61,672
Teekay Tankers Ltd.	3,633	178,635
VAALCO Energy, Inc.	12,937	50,196
Viper Energy, Inc. - Class A	16,405	653,645
Vital Energy, Inc.(a)	4,168	74,274
Vitesse Energy, Inc.	3,642	96,914
Whitecap Resources, Inc.	37,633	283,340
World Kinect Corp.	4,811	128,983
		15,853,242
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	4,752	451,963
Mercer International, Inc.	1,870	6,227
Sylvamo Corp.	2,078	95,858
		554,048
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	10,732	673,755
Allegiant Travel Co.(a)	7,527	471,642
SkyWest, Inc.(a)	5,283	641,356
Sun Country Airlines Holdings, Inc.(a)	5,857	77,605
		1,864,358
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	7,023	288,294
Medifast, Inc.(a)	873	12,248
Nature’s Sunshine Products, Inc.(a)	1,484	25,005
Nu Skin Enterprises, Inc. - Class A	6,774	82,440
		407,987
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals, Inc.(a)	43,209	413,078
Amphastar Pharmaceuticals, Inc.(a)	1,376	42,133
Crinetics Pharmaceuticals, Inc.(a)	8,069	250,058
Edgewise Therapeutics, Inc.(a)	10,059	144,347
Harmony Biosciences Holdings, Inc.(a)	4,484	165,415
Innoviva, Inc.(a)	7,473	152,673
Pacira BioSciences, Inc.(a)	5,949	158,660
Verona Pharma PLC - ADR(a)	2,675	283,309
		1,609,673
Professional Services — 1.4%
Alight, Inc. - Class A	77,690	301,437
Clarivate PLC(a)	14,470	62,944
Conduent, Inc.(a)	133,937	372,345
CRA International, Inc.	950	184,072
Exponent, Inc.	2,290	163,460
First Advantage Corp.(a)	45,082	737,542

	Shares	Value
Heidrick & Struggles International, Inc.	1,845	$93,744
IBEX Holdings Ltd.(a)	1,278	37,739
KBR, Inc.	25,630	1,293,290
Kelly Services, Inc. - Class A	3,199	45,522
Maximus, Inc.	11,623	1,021,894
Paylocity Holding Corp.(a)	2,874	515,107
Resources Connection, Inc.	69	353
TriNet Group, Inc.	13,095	948,340
TrueBlue, Inc.(a)	3,188	19,032
Verra Mobility Corp.(a)	27,622	686,407
		6,483,228
Real Estate Management & Development — 1.1%
Colliers International Group, Inc.	5,927	980,029
Cushman & Wakefield PLC(a)	157,780	2,488,191
FirstService Corp.	2,702	543,981
FirstService Corp.	2,015	405,418
Forestar Group, Inc.(a)	1,980	54,787
Howard Hughes Holdings, Inc.(a)	3,202	244,216
Newmark Group, Inc. - Class A	23,537	428,609
Opendoor Technologies, Inc.(a)	39,734	176,816
		5,322,047
Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	9,460	228,837
Axcelis Technologies, Inc.(a)	1,209	96,768
CEVA, Inc.(a)	7,562	168,028
Credo Technology Group Holding Ltd.(a)	9,909	1,219,352
Diodes, Inc.(a)	7,139	388,611
Impinj, Inc.(a)	4,698	880,734
indie Semiconductor, Inc. - Class A(a)	57,129	258,794
Lattice Semiconductor Corp.(a)	5,383	357,323
MACOM Technology Solutions Holdings, Inc.(a)	11,796	1,511,657
MKS, Inc.	12,276	1,268,602
NVE Corp.	4,696	303,268
Onto Innovation, Inc.(a)	1,912	202,672
Penguin Solutions, Inc.(a)	3,024	72,969
Photronics, Inc.(a)	7,677	174,038
Power Integrations, Inc.	11,986	540,569
Rambus, Inc.(a)	14,570	1,074,829
Semtech Corp.(a)	14,443	838,994
Silicon Laboratories, Inc.(a)	6,666	895,577
Silicon Motion Technology Corp. - ADR	21,092	1,680,611
SiTime Corp.(a)	3,170	766,094
Tower Semiconductor Ltd.(a)	13,229	778,130
Veeco Instruments, Inc.(a)	39,669	972,684
		14,679,141

The accompanying notes are an integral part of these financial statements.

16

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 6.3%
ACI Worldwide, Inc.(a)	61,486	$3,034,334
Adeia, Inc.	34,898	524,866
Agilysys, Inc.(a)	7,663	836,187
Appfolio, Inc. - Class A(a)	12,956	3,593,735
BlackBerry Ltd.(a)	35,374	135,482
BlackLine, Inc.(a)	18,353	997,853
CCC Intelligent Solutions Holdings, Inc.(a)	111,813	1,106,949
Cognyte Software Ltd.(a)	57,598	514,350
Commvault Systems, Inc.(a)	1,601	298,819
Computer Modelling Group Ltd.	8,031	36,412
CoreCard Corp.(a)	9	249
Elastic NV(a)	4,842	411,860
Fair Isaac Corp.(a)	145	220,638
Klaviyo, Inc. - Class A(a)	32,074	1,040,481
Life360, Inc.(a)	2,514	227,379
Manhattan Associates, Inc.(a)	1,631	351,383
MARA Holdings, Inc.(a)	18,642	297,899
nCino, Inc.(a)	134,312	4,312,758
NCR Voyix Corp.(a)	89,482	1,179,373
OneSpan, Inc.	17,429	263,614
Onestream, Inc.(a)	160,451	3,335,776
Pagaya Technologies Ltd. - Class A(a)	940	34,667
Pegasystems, Inc.	12,128	657,459
Q2 Holdings, Inc.(a)	12,329	970,662
Qualys, Inc.(a)	1,613	219,061
Radware Ltd.(a)	11,605	292,910
SPS Commerce, Inc.(a)	19,553	2,156,696
Teradata Corp.(a)	40,484	849,354
Tyler Technologies, Inc.(a)	451	253,859
UiPath, Inc. - Class A(a)	26,623	296,048
Varonis Systems, Inc.(a)	10,945	645,974
Verint Systems, Inc.(a)	29,301	597,447
Vertex, Inc. - Class A(a)	4,712	121,664
Xperi, Inc.(a)	28,088	168,528
		29,984,726
Specialty Retail — 3.4%
Abercrombie & Fitch Co. - Class A(a)	4,205	393,294
Academy Sports & Outdoors, Inc.	12,344	661,021
Advance Auto Parts, Inc.	13,330	812,997
American Eagle Outfitters, Inc.	19,911	257,648
Arhaus, Inc.(a)	3,318	38,920
Asbury Automotive Group, Inc.(a)	1,859	467,613
Bath & Body Works, Inc.	33,429	976,461
Boot Barn Holdings, Inc.(a)	5,945	1,056,843
Buckle, Inc.	3,225	182,503
Build-A-Bear Workshop, Inc.	1,208	73,458
Caleres, Inc.	13,155	197,325
Designer Brands, Inc. - Class A	3,789	14,057
Five Below, Inc.(a)	6,864	995,966

	Shares	Value
Floor & Decor Holdings, Inc. - Class A(a)	1,954	$160,072
Foot Locker, Inc.(a)	7,392	182,582
Gap Inc/The	42,841	942,930
Group 1 Automotive, Inc.	693	322,093
Guess?, Inc.	3,652	61,390
Haverty Furniture Cos., Inc.	1,308	29,495
Lands’ End, Inc.(a)	1,611	23,134
Murphy USA, Inc.	251	94,502
National Vision Holdings, Inc.(a)	31,903	731,855
ODP Corp.(a)	12,593	255,134
Revolve Group, Inc.(a)	108,345	2,423,678
Sally Beauty Holdings, Inc.(a)	9,878	136,909
Shoe Carnival, Inc.	2,062	43,096
Signet Jewelers Ltd.	4,971	437,697
Sonic Automotive, Inc. - Class A	1,543	126,819
Tile Shop Holdings, Inc.(a)	2,384	14,805
Tractor Supply Co.	3,525	217,704
Urban Outfitters, Inc.(a)	11,278	756,528
Valvoline, Inc.(a)	44,827	1,738,391
Warby Parker, Inc. - Class A(a)	38,915	1,019,573
Wayfair, Inc. - Class A(a)	4,912	366,435
Winmark Corp.	464	215,222
		16,428,150
Technology Hardware, Storage & Peripherals — 0.0%(b)
Diebold Nixdorf, Inc.(a)	2,661	162,614
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	3,533	100,903
Columbia Sportswear Co.	3,552	197,918
Crocs, Inc.(a)	7,974	695,333
Dr Martens PLC	387,588	472,169
Ermenegildo Zegna NV	3,593	30,325
G-III Apparel Group Ltd.(a)	5,445	147,015
Gildan Activewear, Inc.	21,715	1,185,639
Movado Group, Inc.	1,330	24,299
Oxford Industries, Inc.	1,591	70,084
PVH Corp.	9,070	764,782
Rocky Brands, Inc.	884	26,900
Superior Group of Cos., Inc.	1,445	18,987
Under Armour, Inc. - Class C(a)	84,833	417,378
Unifi, Inc.(a)	750	3,315
Vera Bradley, Inc.(a)	2,217	4,589
		4,159,636
Trading Companies & Distributors — 3.1%
AerCap Holdings NV	13,588	1,678,118
Air Lease Corp.	29,415	1,771,077
Applied Industrial Technologies, Inc.	2,082	548,773
Boise Cascade Co.	3,687	320,769
DNOW, Inc.(a)	9,229	147,664
GATX Corp.	11,967	2,014,166

The accompanying notes are an integral part of these financial statements.

17

COLUMN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Trading Companies & Distributors — (Continued)
Herc Holdings, Inc.	15,615	$2,042,286
Hudson Technologies, Inc.(a)	4,829	49,062
Karat Packaging, Inc.	860	21,741
McGrath RentCorp	7,267	882,868
MRC Global, Inc.(a)	8,198	123,626
NPK International, Inc.(a)	10,115	105,196
Rush Enterprises, Inc. - Class A	27,595	1,583,953
Rush Enterprises, Inc. - Class B	897	52,062
SiteOne Landscape Supply, Inc.(a)	8,671	1,242,034
Titan Machinery, Inc.(a)	1,310	26,200
Transcat, Inc.(a)	1,245	104,518
Watsco, Inc.	615	247,464
WESCO International, Inc.	8,225	1,808,184
		14,769,761
Water Utilities — 0.1%
American States Water Co.	2,754	205,256
Middlesex Water Co.	854	45,723
		250,979
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	1,872	100,770
Telephone and Data Systems, Inc.	9,935	398,294
		499,064
TOTAL COMMON STOCKS (Cost $417,122,551)		459,561,096
REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.3%
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	24,852	480,638
Broadstone Net Lease, Inc.	41,968	780,185
		1,260,823
Health Care REITs — 0.0%(b)
American Healthcare REIT, Inc.	6,776	289,945
Industrial REITs — 0.3%
STAG Industrial, Inc.	39,284	1,447,615
Residential REITs — 0.1%
Independence Realty Trust, Inc.	33,744	611,104
Retail REITs — 0.6%
Brixmor Property Group, Inc.	43,840	1,227,082
Getty Realty Corp.	35,419	1,012,629
Kite Realty Group Trust	21,531	491,337
		2,731,048
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $5,895,621)		6,340,535

	Shares	Value
EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Value ETF	20,598	$3,585,494
TOTAL EXCHANGE TRADED FUNDS (Cost $3,414,115)		3,585,494
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund - Class X, 4.22%(c)	9,598,605	9,598,605
TOTAL MONEY MARKET FUNDS (Cost $9,598,605)		9,598,605
TOTAL INVESTMENTS — 100.0% (Cost $436,030,892)		$479,085,730
Liabilities in Excess of Other Assets — (0.0)%(b)		(4,074)
TOTAL NET ASSETS — 100.0%		$479,081,656

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

COLUMN SMALL CAP FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
August 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	09/26/2025	CAD	233,531	USD	171,158	$ (884)
Citibank Global Markets, Inc.	09/26/2025	USD	1,412,236	CAD	1,936,648	170
Net Unrealized Appreciation (Depreciation)						$(714)

CAD - Canadian Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

19

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS — 92.9%
Aerospace & Defense — 4.7%
General Dynamics Corp.	43,486	$14,114,251
HEICO Corp. - Class A	175,724	43,054,137
Hexcel Corp.	265,304	16,753,948
Howmet Aerospace, Inc.	50,872	8,856,815
L3Harris Technologies, Inc.	19,712	5,472,446
Textron, Inc.	133,852	10,729,576
Woodward, Inc.	95,560	23,586,119
		122,567,292
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	67,385	8,122,588
Automobile Components — 0.2%
Gentex Corp.	153,596	4,302,224
Automobiles — 0.1%
Harley-Davidson, Inc.	104,523	3,043,710
Banks — 2.2%
East West Bancorp, Inc.	221,633	23,302,494
Fifth Third Bancorp	138,920	6,358,368
Huntington Bancshares, Inc./OH	563,451	10,035,062
Wintrust Financial Corp.	117,852	16,179,901
		55,875,825
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	49,353	5,786,146
Coca-Cola Europacific Partners PLC	48,869	4,342,499
Primo Brands Corp. - Class A	163,783	4,112,591
		14,241,236
Broadline Retail — 0.4%
eBay, Inc.	114,914	10,412,358
Building Products — 4.9%
Advanced Drainage Systems, Inc.	180,478	25,983,418
Allegion PLC	178,118	30,244,437
Builders FirstSource, Inc.(a)	43,496	6,032,025
Lennox International, Inc.	36,993	20,636,915
Masco Corp.	433,688	31,828,362
Masterbrand, Inc.(a)	179,018	2,275,319
Resideo Technologies, Inc.(a)	156,340	5,323,377
UFP Industries, Inc.	48,223	4,869,076
		127,192,929
Capital Markets — 11.0%
Affiliated Managers Group, Inc.	30,123	6,772,253
Ameriprise Financial, Inc.	31,104	16,012,650
Carlyle Group, Inc.	166,879	10,773,708
Evercore, Inc. - Class A	32,247	10,369,023
FactSet Research Systems, Inc.	45,769	17,086,483

	Shares	Value
Hamilton Lane, Inc. - Class A	164,661	$25,413,779
Houlihan Lokey, Inc.	289,584	57,699,612
Intercontinental Exchange, Inc.	132,469	23,394,025
LPL Financial Holdings, Inc.	109,171	39,790,646
MSCI, Inc.	42,290	24,008,879
Raymond James Financial, Inc.	146,721	24,860,406
Stifel Financial Corp.	258,050	29,750,585
		285,932,049
Chemicals — 1.8%
Albemarle Corp.	106,341	9,030,478
CF Industries Holdings, Inc.	93,523	8,101,898
DuPont de Nemours, Inc.	65,402	5,030,722
Eastman Chemical Co.	131,921	9,279,323
Scotts Miracle-Gro Co.	261,284	15,995,806
		47,438,227
Commercial Services & Supplies — 1.2%
RB Global, Inc.	68,716	7,870,731
Republic Services, Inc.	97,387	22,785,636
		30,656,367
Construction & Engineering — 0.9%
EMCOR Group, Inc.	37,449	23,218,380
Consumer Finance — 0.6%
Credit Acceptance Corp.(a)	2,466	1,269,324
SLM Corp.	172,553	5,397,458
Synchrony Financial	118,544	9,049,649
		15,716,431
Consumer Staples Distribution & Retail — 1.4%
Maplebear, Inc.(a)	139,526	6,051,243
Sysco Corp.	243,030	19,556,624
US Foods Holding Corp.(a)	133,266	10,341,441
		35,949,308
Containers & Packaging — 1.4%
Ball Corp.	99,382	5,231,468
Packaging Corp. of America	105,783	23,056,463
Sealed Air Corp.	257,630	8,365,246
		36,653,177
Distributors — 1.1%
LKQ Corp.	139,464	4,549,316
Pool Corp.	78,667	24,442,623
		28,991,939
Diversified Consumer Services — 0.5%
Frontdoor, Inc.(a)	113,980	6,924,285
H&R Block, Inc.	101,001	5,085,400
		12,009,685
Electric Utilities — 0.8%
Entergy Corp.	63,529	5,596,270
FirstEnergy Corp.	103,257	4,504,070

The accompanying notes are an integral part of these financial statements.

20

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electric Utilities — (Continued)
NRG Energy, Inc.	19,851	$2,889,512
OGE Energy Corp.	149,740	6,687,388
		19,677,240
Electrical Equipment — 2.5%
AMETEK, Inc.	244,841	45,246,617
Generac Holdings, Inc.(a)	48,337	8,954,429
Sensata Technologies Holding PLC	355,201	11,558,241
		65,759,287
Electronic Equipment, Instruments & Components — 4.5%
Arrow Electronics, Inc.(a)	149,355	18,868,017
CDW Corp./DE	51,655	8,510,678
Flex Ltd.(a)	115,276	6,181,099
Jabil, Inc.	19,538	4,001,969
Keysight Technologies, Inc.(a)	163,473	26,716,392
TE Connectivity PLC	32,965	6,807,272
Teledyne Technologies, Inc.(a)	70,894	38,153,024
Zebra Technologies Corp. - Class A(a)	24,643	7,814,049
		117,052,500
Energy Equipment & Services — 0.8%
Helmerich & Payne, Inc.	217,250	4,538,353
Schlumberger NV	202,998	7,478,446
TechnipFMC Plc	244,096	8,972,969
		20,989,768
Financial Services — 1.2%
Equitable Holdings, Inc.	90,929	4,842,879
Global Payments, Inc.	127,536	11,327,747
Rocket Cos., Inc. - Class A	385,978	6,858,829
Voya Financial, Inc.	69,961	5,253,371
WEX, Inc.(a)	22,742	3,896,842
		32,179,668
Food Products — 0.1%
Lamb Weston Holdings, Inc.	53,948	3,103,628
Ground Transportation — 1.9%
CSX Corp.	419,700	13,644,447
Landstar System, Inc.	33,344	4,412,412
Old Dominion Freight Line, Inc.	200,060	30,203,058
		48,259,917
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(a)	122,370	17,371,645
Cooper Cos., Inc.(a)	334,675	22,555,422
DENTSPLY SIRONA, Inc.	289,057	4,133,515
Solventum Corp.(a)	108,231	7,910,604
STERIS PLC	13,167	3,226,705
		55,197,891

	Shares	Value
Health Care Providers & Services — 2.7%
Cencora, Inc.	91,577	$26,704,769
Centene Corp.(a)	342,592	9,948,872
Labcorp Holdings, Inc.	60,296	16,761,685
McKesson Corp.	5,490	3,769,653
Quest Diagnostics, Inc.	29,674	5,389,985
Tenet Healthcare Corp.(a)	45,875	8,456,139
		71,031,103
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	74,685	6,412,454
Churchill Downs, Inc.	32,655	3,387,303
Darden Restaurants, Inc.	111,487	23,071,120
Domino’s Pizza, Inc.	59,272	27,164,358
Marriott International, Inc./MD - Class A	13,043	3,493,698
Wyndham Hotels & Resorts, Inc.	48,604	4,209,592
		67,738,525
Household Durables — 2.3%
Cavco Industries, Inc.(a)	7,754	4,113,419
DR Horton, Inc.	167,133	28,325,701
NVR, Inc.(a)	1,160	9,416,474
Somnigroup International, Inc.	133,290	11,189,696
TopBuild Corp.(a)	17,840	7,506,358
		60,551,648
Industrial Conglomerates — 0.2%
3M Co.	34,976	5,439,817
Insurance — 3.7%
Brown & Brown, Inc.	231,645	22,457,983
First American Financial Corp.	88,727	5,855,982
Markel Group, Inc.(a)	4,938	9,673,838
Progressive Corp.	51,526	12,730,014
Reinsurance Group of America, Inc.	101,407	19,753,069
RenaissanceRe Holdings Ltd.	78,740	19,133,033
Travelers Cos., Inc.	18,310	4,971,348
		94,575,267
IT Services — 0.5%
Akamai Technologies, Inc.(a)	161,704	12,795,638
Life Sciences Tools & Services — 4.0%
Agilent Technologies, Inc.	111,091	13,959,695
Bio-Rad Laboratories, Inc. - Class A(a)	40,380	12,028,394
ICON PLC(a)	4,979	885,963
IQVIA Holdings, Inc.(a)	139,253	26,570,865
QIAGEN NV	478,655	22,257,458
West Pharmaceutical Services, Inc.	115,767	28,588,661
		104,291,036

The accompanying notes are an integral part of these financial statements.

21

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 5.9%
Cummins, Inc.	46,227	$18,418,686
Dover Corp.	114,581	20,493,958
ITT, Inc.	18,117	3,084,419
Lincoln Electric Holdings, Inc.	21,979	5,332,765
Nordson Corp.	73,348	16,509,901
Parker-Hannifin Corp.	5,452	4,139,976
Pentair PLC	274,828	29,552,255
Snap-on, Inc.	52,622	17,114,779
Watts Water Technologies, Inc. - Class A	23,592	6,532,625
Westinghouse Air Brake Technologies Corp.	167,373	32,386,676
		153,566,040
Metals & Mining — 0.7%
Commercial Metals Co.	93,460	5,389,838
Freeport-McMoRan, Inc.	82,309	3,654,520
Reliance, Inc.	29,322	8,669,342
		17,713,700
Multi-Utilities — 1.1%
CenterPoint Energy, Inc.	90,423	3,409,851
DTE Energy Co.	66,524	9,090,505
WEC Energy Group, Inc.	155,491	16,561,346
		29,061,702
Oil, Gas & Consumable Fuels — 2.3%
Chord Energy Corp.	38,827	4,266,699
Coterra Energy, Inc.	503,932	12,316,098
Diamondback Energy, Inc.	36,946	5,496,087
EQT Corp.	117,532	6,092,859
Marathon Petroleum Corp.	57,446	10,323,621
Murphy Oil Corp.	180,706	4,492,351
ONEOK, Inc.	40,742	3,111,874
Permian Resources Corp.	306,871	4,385,186
Phillips 66	29,874	3,990,569
Range Resources Corp.	181,941	6,235,118
		60,710,462
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	29,205	2,777,688
Professional Services — 5.2%
Broadridge Financial Solutions, Inc.	159,602	40,797,463
CACI International, Inc. - Class A(a)	13,998	6,715,121
Equifax, Inc.	142,267	35,040,362
Exponent, Inc.	231,709	16,539,388
Leidos Holdings, Inc.	30,017	5,430,676
SS&C Technologies Holdings, Inc.	70,866	6,282,980
TriNet Group, Inc.	25,182	1,823,680
Verisk Analytics, Inc.	81,039	21,728,177
		134,357,847

	Shares	Value
Real Estate Management & Development — 1.2%
CBRE Group, Inc. - Class A(a)	188,198	$30,510,660
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	51,343	8,253,901
Entegris, Inc.	227,482	19,049,343
Microchip Technology, Inc.	131,046	8,517,990
Monolithic Power Systems, Inc.	47,513	39,709,465
Skyworks Solutions, Inc.	211,951	15,883,608
Universal Display Corp.	130,977	18,152,102
		109,566,409
Software — 2.4%
Bentley Systems, Inc. - Class B	324,127	18,037,668
Check Point Software Technologies Ltd.(a)	40,754	7,871,228
Gen Digital, Inc.	218,756	6,606,431
InterDigital, Inc.	22,123	6,011,040
Synopsys, Inc.(a)	40,197	24,259,693
		62,786,060
Specialty Retail — 3.9%
AutoZone, Inc.(a)	3,518	14,770,429
Ross Stores, Inc.	294,703	43,368,493
TJX Cos., Inc.	93,550	12,779,866
Ulta Beauty, Inc.(a)	38,005	18,726,204
Valvoline, Inc.(a)	105,457	4,089,622
Williams-Sonoma, Inc.	33,997	6,397,895
		100,132,509
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc. - Class C	33,917	4,142,962
NetApp, Inc.	67,871	7,655,170
Seagate Technology Holdings PLC	35,173	5,887,960
		17,686,092
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(a)	24,748	2,158,026
Ralph Lauren Corp.	18,624	5,530,024
		7,688,050
Trading Companies & Distributors — 1.7%
Air Lease Corp.	379,319	22,838,797
DNOW, Inc.(a)	95,642	1,530,272
GATX Corp.	88,800	14,945,928
MRC Global, Inc.(a)	89,031	1,342,587
MSC Industrial Direct Co., Inc. - Class A	45,908	4,142,279
		44,799,863
TOTAL COMMON STOCKS (Cost $2,142,663,560)		2,412,323,740

The accompanying notes are an integral part of these financial statements.

22

Column Mid Cap Select Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON — 3.6%
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	600,955	$8,677,790
EastGroup Properties, Inc.	31,332	5,312,654
		13,990,444
Office REITs — 0.8%
BXP, Inc.	282,602	20,491,471
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	75,411	4,546,529
Equity Residential	63,290	4,184,735
Essex Property Trust, Inc.	16,845	4,551,688
		13,282,952
Retail REITs — 0.7%
Regency Centers Corp.	91,271	6,617,148
Simon Property Group, Inc.	63,534	11,478,052
		18,095,200
Specialized REITs — 1.0%
Extra Space Storage, Inc.	26,319	3,778,882
Lamar Advertising Co. - Class A	59,672	7,593,262
SBA Communications Corp.	52,256	10,704,641
VICI Properties, Inc.	116,888	3,948,477
		26,025,262
TOTAL REAL ESTATE INVESTMENT TRUSTS — COMMON (Cost $94,706,082)		91,885,329
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.4%
First American Government Obligations Fund - Class X, 4.22%(b)	88,564,470	88,564,470
TOTAL MONEY MARKET FUNDS (Cost $88,564,470)		88,564,470
TOTAL INVESTMENTS — 99.9% (Cost $2,325,934,112)		$2,592,773,539
Other Assets in Excess of Liabilities — 0.1%		3,537,978
TOTAL NET ASSETS — 100.0%		$2,596,311,517

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

Column Mid Cap Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS — 94.3%
Aerospace & Defense — 4.4%
ATI, Inc.(a)	3,522	$273,096
Axon Enterprise, Inc.(a)	6,064	4,531,567
BWX Technologies, Inc.	2,374	384,683
Curtiss-Wright Corp.	6,060	2,897,589
General Dynamics Corp.	7,553	2,451,477
HEICO Corp.	8,565	2,672,451
HEICO Corp. - Class A	34,329	8,410,948
Hexcel Corp.	64,817	4,093,194
Howmet Aerospace, Inc.	42,208	7,348,413
Huntington Ingalls Industries, Inc.	922	249,668
Karman Holdings, Inc.(a)	17,831	952,354
L3Harris Technologies, Inc.	10,841	3,009,679
Leonardo DRS, Inc.	1,652	68,822
Textron, Inc.	31,930	2,559,509
Woodward, Inc.	18,009	4,444,981
		44,348,431
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,519	195,495
Expeditors International of Washington, Inc.	17,551	2,115,597
GXO Logistics, Inc.(a)	2,287	120,411
		2,431,503
Automobile Components — 0.5%
Aptiv PLC(a)	5,242	416,896
Autoliv, Inc.	2,103	260,919
BorgWarner, Inc.	26,733	1,143,103
Cie Generale des Etablissements Michelin SCA	21,855	790,468
Gentex Corp.	65,460	1,833,535
Lear Corp.	1,324	145,640
		4,590,561
Automobiles — 0.2%
Ford Motor Co.	73,829	868,967
Harley-Davidson, Inc.	20,687	602,406
Lucid Group, Inc.(a)	28,004	55,448
Rivian Automotive, Inc. - Class A(a)	17,606	238,913
		1,765,734
Banks — 3.4%
Bank OZK	3,338	175,145
BOK Financial Corp.	642	71,525
Cadence Bank	5,841	219,855
Citizens Financial Group, Inc.	10,409	544,183
Columbia Banking System, Inc.	3,061	81,943
Comerica, Inc.	4,100	289,378
Commerce Bancshares, Inc./MO	44,577	2,761,099
Cullen/Frost Bankers, Inc.	1,549	199,867
East West Bancorp, Inc.	44,897	4,720,471
Fifth Third Bancorp	47,149	2,158,010

	Shares	Value
First Citizens BancShares, Inc./NC - Class A	279	$553,511
First Hawaiian, Inc.	36,207	939,572
First Horizon Corp.	14,938	337,599
FNB Corp./PA	9,646	160,992
Home BancShares, Inc./AR	4,923	146,508
Huntington Bancshares, Inc./OH	149,652	2,665,302
KeyCorp	28,121	544,423
M&T Bank Corp.	4,413	889,926
Old National Bancorp/IN	8,019	183,555
Pinnacle Financial Partners, Inc.	2,133	207,370
PNC Financial Services Group, Inc.	7,626	1,581,937
Popular, Inc.	2,132	267,864
Prosperity Bancshares, Inc.	29,433	2,034,703
Regions Financial Corp.	24,686	676,150
SouthState Corp.	2,008	204,936
Synovus Financial Corp.	4,314	222,646
Truist Financial Corp.	58,618	2,744,495
United Bankshares, Inc./WV	3,736	143,238
US Bancorp	66,467	3,245,584
Webster Financial Corp.	4,761	296,229
Westamerica BanCorp	13,677	683,987
Western Alliance Bancorp	3,574	320,052
Wintrust Financial Corp.	22,200	3,047,838
Zions Bancorp NA	4,739	274,909
		33,594,802
Beverages — 0.7%
Brown-Forman Corp. - Class A	820	24,887
Brown-Forman Corp. - Class B	5,775	172,903
Celsius Holdings, Inc.(a)	3,743	235,360
Coca-Cola Consolidated, Inc.	11,737	1,376,046
Coca-Cola Europacific Partners PLC	9,672	859,454
Constellation Brands, Inc. - Class A	3,341	541,042
Heineken NV	13,410	1,083,377
Molson Coors Beverage Co. - Class B	2,463	124,357
Pernod Ricard SA	13,257	1,506,625
Primo Brands Corp. - Class A	37,013	929,396
		6,853,447
Biotechnology — 0.7%
Alkermes PLC(a)	3,214	93,110
Alnylam Pharmaceuticals, Inc.(a)	6,535	2,917,943
Avidity Biosciences, Inc.(a)	276	12,856
Biogen, Inc.(a)	1,445	191,058
BioMarin Pharmaceutical, Inc.(a)	4,394	256,038
Exelixis, Inc.(a)	7,917	296,254
Halozyme Therapeutics, Inc.(a)	2,886	211,111
Incyte Corp.(a)	4,651	393,521

The accompanying notes are an integral part of these financial statements.

24

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Biotechnology — (Continued)
Moderna, Inc.(a)	3,046	$73,378
Natera, Inc.(a)	11,507	1,936,053
Neurocrine Biosciences, Inc.(a)	2,846	397,302
Revolution Medicines, Inc.(a)	2,789	105,898
Roivant Sciences Ltd.(a)	8,968	106,988
United Therapeutics Corp.(a)	1,037	316,036
		7,307,546
Broadline Retail — 0.6%
Dillard’s, Inc. - Class A	115	61,281
eBay, Inc.	34,091	3,088,985
Ollie’s Bargain Outlet Holdings, Inc.(a)	18,471	2,342,862
		5,493,128
Building Products — 3.2%
A O Smith Corp.	17,259	1,230,394
AAON, Inc.	118	9,788
Advanced Drainage Systems, Inc.	37,529	5,403,050
Allegion PLC	37,180	6,313,164
Armstrong World Industries, Inc.	844	165,230
Builders FirstSource, Inc.(a)	12,228	1,695,779
Carlisle Cos., Inc.	1,495	576,906
CSW Industrials, Inc.	206	56,349
Fortune Brands Innovations, Inc.	3,295	192,823
Lennox International, Inc.	9,729	5,427,420
Masco Corp.	92,204	6,766,852
Masterbrand, Inc.(a)	35,432	450,341
Owens Corning	2,617	392,995
Resideo Technologies, Inc.(a)	30,944	1,053,643
Simpson Manufacturing Co., Inc.	1,344	256,865
Trex Co., Inc.(a)	3,280	202,147
UFP Industries, Inc.	11,662	1,177,512
Zurn Elkay Water Solutions Corp.	3,476	157,671
		31,528,929
Capital Markets — 8.6%
Affiliated Managers Group, Inc.	6,752	1,517,985
Ameriprise Financial, Inc.	6,119	3,150,122
Ares Management Corp. - Class A	18,989	3,402,829
Bank of New York Mellon Corp.	6,456	681,754
Carlyle Group, Inc.	40,135	2,591,116
Cboe Global Markets, Inc.	2,635	621,728
Evercore, Inc. - Class A	16,419	5,279,529
FactSet Research Systems, Inc.	9,835	3,671,602
Franklin Resources, Inc.	7,210	185,009
Hamilton Lane, Inc. - Class A	32,239	4,975,767
Houlihan Lokey, Inc.	60,096	11,974,128

	Shares	Value
Intercontinental Exchange, Inc.	23,009	$4,063,389
Invesco Ltd.	11,118	243,373
Jefferies Financial Group, Inc.	3,834	248,635
LPL Financial Holdings, Inc.	32,681	11,911,571
MarketAxess Holdings, Inc.	995	182,921
Morningstar, Inc.	664	174,247
MSCI, Inc.	7,954	4,515,645
Nasdaq, Inc.	30,043	2,846,274
Northern Trust Corp.	23,308	3,059,874
Raymond James Financial, Inc.	33,784	5,724,361
Robinhood Markets, Inc. - Class A(a)	34,752	3,615,250
SEI Investments Co.	3,268	288,499
State Street Corp.	7,503	862,620
Stifel Financial Corp.	48,897	5,637,335
T Rowe Price Group, Inc.	15,522	1,670,478
Tradeweb Markets, Inc. - Class A	20,752	2,559,967
		85,656,008
Chemicals — 1.4%
Akzo Nobel NV	10,901	751,017
Albemarle Corp.	19,178	1,628,596
Axalta Coating Systems Ltd.(a)	5,600	175,056
CF Industries Holdings, Inc.	24,135	2,090,815
DuPont de Nemours, Inc.	21,512	1,654,703
Eastman Chemical Co.	26,298	1,849,801
FMC Corp.	723	28,269
International Flavors & Fragrances, Inc.	5,416	365,634
LyondellBasell Industries NV - Class A	7,538	424,766
Mosaic Co.	5,899	197,027
NewMarket Corp.	187	154,642
PPG Industries, Inc.	16,073	1,787,800
RPM International, Inc.	3,512	440,089
Scotts Miracle-Gro Co.	45,384	2,778,408
Westlake Corp.	971	85,273
		14,411,896
Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	23,671	1,163,903
Clean Harbors, Inc.(a)	1,308	316,811
MSA Safety, Inc.	940	160,364
RB Global, Inc.	13,608	1,558,660
Republic Services, Inc.	16,935	3,962,282
Rollins, Inc.	7,442	420,771
Tetra Tech, Inc.	6,235	227,079
Veralto Corp.	4,282	454,705
		8,264,575
Communications Equipment — 0.2%
Ciena Corp.(a)	3,442	323,445
F5, Inc.(a)	3,441	1,077,515
Lumentum Holdings, Inc.(a)	6,673	886,241
		2,287,201

The accompanying notes are an integral part of these financial statements.

25

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 1.8%
AECOM	2,930	$365,928
API Group Corp.(a)	7,566	269,955
Comfort Systems USA, Inc.	5,549	3,903,056
Dycom Industries, Inc.(a)	719	181,526
EMCOR Group, Inc.	12,120	7,514,400
Fluor Corp.(a)	5,195	213,099
MasTec, Inc.(a)	10,655	1,935,907
Quanta Services, Inc.	8,786	3,320,756
Valmont Industries, Inc.	232	85,172
Vinci SA	2,623	355,800
WillScot Holdings Corp.	4,527	109,734
		18,255,333
Construction Materials — 0.3%
Eagle Materials, Inc.	6,666	1,539,180
James Hardie Industries PLC(a)	4,003	80,580
Martin Marietta Materials, Inc.	1,516	934,463
Vulcan Materials Co.	3,090	899,684
		3,453,907
Consumer Finance — 1.0%
Ally Financial, Inc.	9,368	384,556
Capital One Financial Corp.	5,193	1,179,953
Credit Acceptance Corp.(a)	634	326,339
OneMain Holdings, Inc.	3,794	234,697
SLM Corp.	34,153	1,068,306
SoFi Technologies, Inc.(a)	27,664	706,539
Synchrony Financial	44,717	3,413,696
Viking Holdings Ltd. Ordinary Shares(a)	38,428	2,444,789
		9,758,875
Consumer Staples Distribution & Retail — 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	3,472	339,145
Casey’s General Stores, Inc.	4,718	2,333,145
Dollar General Corp.	6,927	753,381
Dollar Tree, Inc.(a)	6,509	710,588
Koninklijke Ahold Delhaize NV	42,468	1,701,935
Maplebear, Inc.(a)	32,157	1,394,649
Performance Food Group Co.(a)	3,655	370,617
Sprouts Farmers Market, Inc.(a)	3,339	469,263
Sysco Corp.	55,489	4,465,200
US Foods Holding Corp.(a)	31,435	2,439,356
		14,977,279
Containers & Packaging — 1.4%
Amcor PLC	53,852	464,743
AptarGroup, Inc.	1,710	238,152
Avery Dennison Corp.	2,048	351,539
Ball Corp.	27,226	1,433,177

	Shares	Value
Crown Holdings, Inc.	2,937	$291,879
Graphic Packaging Holding Co.	106,474	2,371,176
International Paper Co.	10,217	507,580
Packaging Corp. of America	31,760	6,922,410
Sealed Air Corp.	44,749	1,453,000
Smurfit WestRock PLC	8,529	403,933
		14,437,589
Distributors — 0.6%
Genuine Parts Co.	2,926	407,680
LKQ Corp.	32,716	1,067,196
Pool Corp.	15,957	4,957,999
		6,432,875
Diversified Consumer Services — 0.4%
ADT, Inc.	8,058	70,185
Duolingo, Inc.(a)	4,646	1,383,858
Frontdoor, Inc.(a)	22,559	1,370,459
H&R Block, Inc.	19,991	1,006,547
Service Corp. International/US	3,549	281,258
		4,112,307
Diversified Telecommunication Services — 0.0%(b)
Frontier Communications Parent, Inc.(a)	8,632	320,074
Iridium Communications, Inc.	12	299
		320,373
Electric Utilities — 1.9%
Alliant Energy Corp.	3,831	249,283
Duke Energy Corp.	8,064	987,759
Edison International	5,525	310,118
Entergy Corp.	23,048	2,030,298
Evergy, Inc.	36,888	2,628,639
Eversource Energy	34,553	2,213,811
FirstEnergy Corp.	27,176	1,185,417
IDACORP, Inc.	6	751
NRG Energy, Inc.	20,619	3,001,302
OGE Energy Corp.	33,880	1,513,081
PG&E Corp.	38,527	588,692
Pinnacle West Capital Corp.	2,502	223,579
PPL Corp.	20,783	757,956
Xcel Energy, Inc.	45,661	3,305,400
		18,996,086
Electrical Equipment — 2.0%
Acuity, Inc.	985	321,573
AMETEK, Inc.	47,759	8,825,863
Emerson Electric Co.	4,044	533,808
Generac Holdings, Inc.(a)	10,058	1,863,245
Hubbell, Inc.	1,304	562,011
NEXTracker, Inc. - Class A(a)	4,361	293,321
nVent Electric PLC	2,559	231,308
Rockwell Automation, Inc.	5,197	1,784,806

The accompanying notes are an integral part of these financial statements.

26

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment — (Continued)
Sensata Technologies Holding PLC	61,697	$2,007,620
Vertiv Holdings Co. - Class A	28,042	3,576,757
		20,000,312
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	386	57,776
Arrow Electronics, Inc.(a)	27,431	3,465,358
CDW Corp./DE	13,921	2,293,624
Cognex Corp.	1,052	46,225
Fabrinet(a)	1,119	370,714
Flex Ltd.(a)	108,939	5,841,309
IPG Photonics Corp.(a)	5	409
Itron, Inc.(a)	1,215	149,372
Jabil, Inc.	7,677	1,572,480
Keysight Technologies, Inc.(a)	33,227	5,430,289
Littelfuse, Inc.	309	80,287
Ralliant Corp.(a)	15,548	650,062
TD SYNNEX Corp.	1,367	202,412
TE Connectivity PLC	15,851	3,273,231
Teledyne Technologies, Inc.(a)	13,556	7,295,433
Vontier Corp.	3,861	165,676
Zebra Technologies Corp. - Class A(a)	5,593	1,773,484
		32,668,141
Energy Equipment & Services — 0.9%
Baker Hughes Co.	67,112	3,046,885
Halliburton Co.	22,911	520,767
Helmerich & Payne, Inc.	37,735	788,284
Schlumberger NV	35,269	1,299,310
TechnipFMC PLC	96,657	3,553,111
		9,208,357
Entertainment — 0.7%
Electronic Arts, Inc.	5,100	876,945
Liberty Media Corp.-Liberty Formula One - Class A(a)	389	35,057
Liberty Media Corp.-Liberty Formula One - Class C(a)	3,130	312,687
Live Nation Entertainment, Inc.(a)	3,582	596,367
ROBLOX Corp. - Class A(a)	13,574	1,691,185
Roku, Inc.(a)	3,296	318,262
Take-Two Interactive Software, Inc.(a)	3,558	829,975
TKO Group Holdings, Inc.	8,154	1,545,672
Warner Bros Discovery, Inc.(a)	59,710	695,024
		6,901,174
Financial Services — 1.1%
Corpay, Inc.(a)	1,606	523,026
Equitable Holdings, Inc.	27,725	1,476,633
Essent Group Ltd.	2,889	181,256

	Shares	Value
Global Payments, Inc.	22,152	$1,967,541
Jack Henry & Associates, Inc.	1,864	304,317
MGIC Investment Corp.	8,484	236,110
Rocket Cos., Inc. - Class A	76,396	1,357,557
Shift4 Payments, Inc. - Class A(a)	1,355	122,533
Toast, Inc. - Class A(a)	49,226	2,220,092
Voya Financial, Inc.	16,501	1,239,060
WEX, Inc.(a)	5,569	954,248
		10,582,373
Food Products — 0.8%
Archer-Daniels-Midland Co.	10,916	683,778
Bunge Global SA	4,406	371,073
Conagra Brands, Inc.	60,806	1,163,219
Darling Ingredients, Inc.(a)	1,173	39,835
General Mills, Inc.	26,132	1,289,092
Hershey Co.	2,723	500,351
Hormel Foods Corp.	5,475	139,284
Ingredion, Inc.	1,914	247,940
Kellanova	5,192	412,764
Kraft Heinz Co.	18,942	529,808
Lamb Weston Holdings, Inc.	14,295	822,391
Mondelez International, Inc. - Class A	13,373	821,637
Pilgrim’s Pride Corp.	1,041	46,272
Post Holdings, Inc.(a)	1,011	114,395
The Campbell’s Co.	3,481	111,148
Tyson Foods, Inc. - Class A	7,009	397,971
		7,690,958
Gas Utilities — 0.4%
Atmos Energy Corp.	2,933	487,259
National Fuel Gas Co.	2,171	188,313
ONE Gas, Inc.	25,188	1,926,882
Southwest Gas Holdings, Inc.	1,404	112,151
Spire, Inc.	18,128	1,388,605
UGI Corp.	3,999	138,525
		4,241,735
Ground Transportation — 1.7%
CSX Corp.	148,428	4,825,394
JB Hunt Transport Services, Inc.	2,394	347,106
Knight-Swift Transportation Holdings, Inc.	4,143	181,878
Landstar System, Inc.	6,600	873,378
Norfolk Southern Corp.	6,416	1,796,352
Old Dominion Freight Line, Inc.	42,809	6,462,875
Ryder System, Inc.	1,543	289,343
Saia, Inc.(a)	722	214,044
U-Haul Holding Co.	3,142	164,138
U-Haul Holding Co. - Series N(a)	282	16,229
XPO, Inc.(a)	13,119	1,701,534
		16,872,271

The accompanying notes are an integral part of these financial statements.

27

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.(a)	25,429	$3,609,901
Baxter International, Inc.	8,763	216,359
Becton Dickinson & Co.	12,150	2,344,707
Cooper Cos., Inc.(a)	68,378	4,608,335
DENTSPLY SIRONA, Inc.	50,208	717,974
Dexcom, Inc.(a)	9,200	693,128
Envista Holdings Corp.(a)	48,865	1,034,961
GE HealthCare Technologies, Inc.	35,119	2,589,324
Globus Medical, Inc. - Class A(a)	2,160	132,343
Hologic, Inc.(a)	28,371	1,904,262
IDEXX Laboratories, Inc.(a)	4,125	2,669,246
Insulet Corp.(a)	10,923	3,712,509
Masimo Corp.(a)	1,206	168,490
Medtronic PLC	16,704	1,550,298
Merit Medical Systems, Inc.(a)	1,213	109,825
ResMed, Inc.	2,878	790,040
Solventum Corp.(a)	24,465	1,788,147
STERIS PLC	4,683	1,147,616
Teleflex, Inc.	1,124	142,085
Zimmer Biomet Holdings, Inc.	46,062	4,887,178
		34,816,728
Health Care Providers & Services — 3.8%
Cencora, Inc.	30,658	8,940,179
Centene Corp.(a)	76,808	2,230,504
Chemed Corp.	360	164,862
CorVel Corp.(a)	213	18,968
DaVita, Inc.(a)	1,254	172,751
Encompass Health Corp.	29,922	3,643,303
Ensign Group, Inc.	1,675	287,731
HealthEquity, Inc.(a)	10,463	934,660
Henry Schein, Inc.(a)	45,720	3,181,198
Hims & Hers Health, Inc.(a)	4,303	182,232
Humana, Inc.	2,434	739,108
Labcorp Holdings, Inc.	27,959	7,772,322
McKesson Corp.	1,087	746,378
Molina Healthcare, Inc.(a)	1,734	313,559
Quest Diagnostics, Inc.	13,434	2,440,152
Tenet Healthcare Corp.(a)	24,435	4,504,104
Universal Health Services, Inc. - Class B	8,799	1,597,722
		37,869,733
Health Care Technology — 0.1%
Doximity, Inc. - Class A(a)	2,127	144,508
Veeva Systems, Inc. - Class A(a)	2,703	727,648
		872,156

	Shares	Value
Hotels, Restaurants & Leisure — 3.6%
Aramark	5,364	$209,786
Boyd Gaming Corp.	15,546	1,334,780
Brinker International, Inc.(a)	1,265	197,315
Carnival Corp.(a)	30,501	972,677
Choice Hotels International, Inc.	447	53,452
Churchill Downs, Inc.	8,267	857,536
Darden Restaurants, Inc.	35,782	7,404,727
Domino’s Pizza, Inc.	11,387	5,218,662
DoorDash, Inc. - Class A(a)	13,327	3,268,447
Dutch Bros, Inc. - Class A(a)	26,107	1,875,266
Expedia Group, Inc.	2,207	474,064
Hilton Worldwide Holdings, Inc.	19,843	5,477,859
Las Vegas Sands Corp.	8,534	491,814
Light & Wonder, Inc.(a)	2,215	204,821
Marriott International, Inc./MD - Class A	2,581	691,347
MGM Resorts International(a)	4,187	166,182
Norwegian Cruise Line Holdings Ltd.(a)	11,884	295,198
Planet Fitness, Inc. - Class A(a)	16,236	1,701,533
Red Rock Resorts, Inc. - Class A	1,312	81,173
Royal Caribbean Cruises Ltd.	6,829	2,480,429
Sodexo SA	13,339	800,344
Texas Roadhouse, Inc.	4,844	835,832
Vail Resorts, Inc.	857	140,377
Wyndham Hotels & Resorts, Inc.	11,591	1,003,896
		36,237,517
Household Durables — 2.0%
Cavco Industries, Inc.(a)	1,541	817,485
DR Horton, Inc.	29,891	5,065,927
Garmin Ltd.	4,103	992,188
Installed Building Products, Inc.	745	195,056
Lennar Corp. - Class A	3,860	513,920
Lennar Corp. - Class B	140	17,805
Meritage Homes Corp.	2,460	191,117
Mohawk Industries, Inc.(a)	11,791	1,564,548
NVR, Inc.(a)	320	2,597,648
PulteGroup, Inc.	17,976	2,373,192
Somnigroup International, Inc.	30,638	2,572,060
Taylor Morrison Home Corp.(a)	3,371	227,104
Toll Brothers, Inc.	3,488	484,832
TopBuild Corp.(a)	4,463	1,877,852
		19,490,734
Household Products — 0.5%
Church & Dwight Co., Inc.	5,136	478,470
Clorox Co.	2,528	298,810
Kimberly-Clark Corp.	18,552	2,395,805
Reckitt Benckiser Group PLC	17,655	1,320,818
Reynolds Consumer Products, Inc.	1,304	30,266
		4,524,169

The accompanying notes are an integral part of these financial statements.

28

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	13,961	$189,032
Clearway Energy, Inc. - Class A	821	23,144
Clearway Energy, Inc. - Class C	2,232	66,536
Talen Energy Corp.(a)	1,303	493,733
Vistra Corp.	13,930	2,634,302
		3,406,747
Industrial Conglomerates — 0.1%
3M Co.	6,920	1,076,268
Insurance — 3.4%
Allstate Corp.	5,196	1,057,126
American Financial Group, Inc./OH	2,037	276,747
Arch Capital Group Ltd.	4,930	451,243
Assurant, Inc.	1,601	345,192
Axis Capital Holdings Ltd.	2,543	250,689
Brown & Brown, Inc.	45,609	4,421,792
Cincinnati Financial Corp.	3,918	601,805
CNA Financial Corp.	593	29,383
Erie Indemnity Co. - Class A	750	265,785
Everest Group Ltd.	1,199	409,914
First American Financial Corp.	20,164	1,330,824
Globe Life, Inc.	2,464	344,837
Hanover Insurance Group, Inc.	4,131	716,646
Hartford Insurance Group, Inc.	8,939	1,182,719
Kinsale Capital Group, Inc.	274	125,341
Loews Corp.	5,022	486,130
Markel Group, Inc.(a)	1,297	2,540,901
Old Republic International Corp.	7,080	282,988
Primerica, Inc.	1,056	284,423
Principal Financial Group, Inc.	6,087	490,064
Progressive Corp.	8,967	2,215,387
Prudential Financial, Inc.	834	91,456
Reinsurance Group of America, Inc.	31,954	6,224,320
RenaissanceRe Holdings Ltd.	15,381	3,737,429
RLI Corp.	2,186	148,058
Ryan Specialty Holdings, Inc.	16,843	952,135
Selective Insurance Group, Inc.	1,561	122,117
Travelers Cos., Inc.	3,625	984,224
Unum Group	3,390	236,825
W R Berkley Corp.	8,227	589,794
Willis Towers Watson PLC	8,551	2,794,381
		33,990,675
Interactive Media & Services — 0.1%
Pinterest, Inc. - Class A(a)	14,356	525,860

	Shares	Value
IT Services — 1.3%
Akamai Technologies, Inc.(a)	32,256	$2,552,417
Amdocs Ltd.	21,146	1,809,463
Cloudflare, Inc. - Class A(a)	20,232	4,222,621
Cognizant Technology Solutions Corp. - Class A	29,975	2,165,694
EPAM Systems, Inc.(a)	1,606	283,234
Gartner, Inc.(a)	1,442	362,216
GoDaddy, Inc. - Class A(a)	3,417	506,775
Kyndryl Holdings, Inc.(a)	6,943	220,718
Twilio, Inc. - Class A(a)	4,349	459,298
		12,582,436
Leisure Products — 0.0%(b)
Hasbro, Inc.	1,451	117,778
Mattel, Inc.(a)	4,464	81,691
		199,469
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	25,268	3,175,177
Bio-Rad Laboratories, Inc. - Class A(a)	7,343	2,187,333
Bio-Techne Corp.	3,151	172,139
Bruker Corp.	2,314	78,630
Charles River Laboratories International, Inc.(a)	1,048	171,149
ICON PLC(a)	5,067	901,622
Illumina, Inc.(a)	2,883	288,185
IQVIA Holdings, Inc.(a)	33,628	6,416,559
Medpace Holdings, Inc.(a)	711	338,087
QIAGEN NV	85,641	3,982,306
Waters Corp.(a)	1,575	475,335
West Pharmaceutical Services, Inc.	23,684	5,848,764
		24,035,286
Machinery — 4.7%
AGCO Corp.	969	104,836
Allison Transmission Holdings, Inc.	2,215	193,392
Chart Industries, Inc.(a)	459	91,506
Crane Co.	637	118,036
Cummins, Inc.	13,434	5,352,643
Donaldson Co., Inc.	3,347	266,655
Dover Corp.	26,189	4,684,165
Esab Corp.	1,481	170,863
Flowserve Corp.	928	49,796
Fortive Corp.	11,581	554,267
Gates Industrial Corp. PLC(a)	5,801	148,274
Graco, Inc.	4,391	374,947
ITT, Inc.	20,722	3,527,921
JBT Marel Corp.	1,072	153,607
Lincoln Electric Holdings, Inc.	5,872	1,424,723
Middleby Corp.(a)	1,292	176,810
Mueller Industries, Inc.	3,703	355,266
Nordson Corp.	14,161	3,187,500
Oshkosh Corp.	13,236	1,844,701
Parker-Hannifin Corp.	1,080	820,098

The accompanying notes are an integral part of these financial statements.

29

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — (Continued)
Pentair PLC	55,764	$5,996,303
Snap-on, Inc.	10,539	3,427,704
SPX Technologies, Inc.(a)	8,096	1,514,843
Timken Co.	17,380	1,342,257
Toro Co.	16,674	1,351,594
Watts Water Technologies, Inc. - Class A	5,401	1,495,537
Westinghouse Air Brake Technologies Corp.	36,285	7,021,148
Xylem, Inc./NY	5,043	713,887
		46,463,279
Media — 0.5%
Charter Communications, Inc. - Class A(a)	1,980	525,849
EchoStar Corp. - Class A(a)	2,173	134,270
Fox Corp. - Class A	5,310	317,007
Fox Corp. - Class B	3,277	178,760
Interpublic Group of Cos., Inc.	8,551	229,509
Liberty Broadband Corp. - Class A(a)	417	25,299
Liberty Broadband Corp. - Class C(a)	2,919	177,650
New York Times Co. - Class A	4,023	240,736
News Corp. - Class A	10,644	313,040
News Corp. - Class B	3,179	107,673
Nexstar Media Group, Inc.	721	147,466
Omnicom Group, Inc.	15,575	1,219,990
Paramount Skydance Corp.(a)	4,757	69,928
Publicis Groupe SA	9,113	839,810
		4,526,987
Metals & Mining — 1.0%
Alcoa Corp.	4,645	149,522
Carpenter Technology Corp.	9,982	2,404,464
Coeur Mining, Inc.(a)	4,442	58,412
Commercial Metals Co.	20,524	1,183,619
Freeport-McMoRan, Inc.	16,444	730,114
MP Materials Corp.(a)	314	22,338
Nucor Corp.	5,090	757,036
Reliance, Inc.	12,212	3,610,600
Royal Gold, Inc.	1,705	306,184
Steel Dynamics, Inc.	4,718	617,681
		9,839,970
Multi-Utilities — 1.1%
Ameren Corp.	4,001	399,220
CenterPoint Energy, Inc.	31,795	1,198,989
CMS Energy Corp.	4,159	297,659
Consolidated Edison, Inc.	5,168	507,653
DTE Energy Co.	16,457	2,248,849
NiSource, Inc.	7,536	318,547
Northwestern Energy Group, Inc.	40,621	2,336,114
WEC Energy Group, Inc.	30,983	3,299,999
		10,607,030

	Shares	Value
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	9,335	$166,070
Antero Resources Corp.(a)	6,133	195,765
APA Corp.	6,588	152,973
Cheniere Energy, Inc.	9,831	2,377,333
Chord Energy Corp.	8,980	986,812
Coterra Energy, Inc.	167,134	4,084,755
Devon Energy Corp.	15,492	559,261
Diamondback Energy, Inc.	20,151	2,997,663
DT Midstream, Inc.	2,560	266,701
Enterprise Products Partners LP	83,514	2,684,140
EQT Corp.	38,955	2,019,427
Expand Energy Corp.	4,394	425,251
Hess Midstream LP - Class A	1,866	76,879
HF Sinclair Corp.	5,097	259,335
Kinetik Holdings, Inc.	233	9,746
Marathon Petroleum Corp.	11,363	2,042,045
Matador Resources Co.	3,516	177,066
Murphy Oil Corp.	31,388	780,306
Occidental Petroleum Corp.	27,065	1,288,565
ONEOK, Inc.	18,858	1,440,374
Ovintiv, Inc.	8,564	360,716
Permian Resources Corp.	76,711	1,096,200
Phillips 66	5,913	789,859
Range Resources Corp.	43,186	1,479,984
Targa Resources Corp.	9,025	1,514,034
Texas Pacific Land Corp.	495	462,073
Viper Energy, Inc. - Class A	2,417	96,305
		28,789,638
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	6,296	598,813
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	1,167	73,264
Delta Air Lines, Inc.	11,806	729,375
Southwest Airlines Co.	58,914	1,938,270
United Airlines Holdings, Inc.(a)	8,069	847,245
		3,588,154
Personal Care Products — 0.5%
elf Beauty, Inc.(a)	1,386	173,250
Estee Lauder Cos., Inc. - Class A	23,930	2,195,099
Kenvue, Inc.	139,684	2,892,856
		5,261,205
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc.(a)	1,670	116,432
Elanco Animal Health, Inc.(a)	12,769	234,311
Jazz Pharmaceuticals PLC(a)	1,744	222,796
Royalty Pharma PLC - Class A	4,374	157,377
Viatris, Inc.	33,435	352,739
		1,083,655

The accompanying notes are an integral part of these financial statements.

30

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp.	3,164	$343,990
Broadridge Financial Solutions, Inc.	32,715	8,362,608
CACI International, Inc. - Class A(a)	2,770	1,328,824
Equifax, Inc.	30,613	7,539,982
ExlService Holdings, Inc.(a)	3,485	152,573
Exponent, Inc.	45,015	3,213,171
FTI Consulting, Inc.(a)	6	1,012
Genpact Ltd.	1,869	84,740
KBR, Inc.	1,061	53,538
Leidos Holdings, Inc.	8,848	1,600,780
Paycom Software, Inc.	847	192,396
Paylocity Holding Corp.(a)	298	53,411
SS&C Technologies Holdings, Inc.	14,027	1,243,634
TriNet Group, Inc.	4,987	361,159
Verisk Analytics, Inc.	23,541	6,311,813
		30,843,631
Real Estate Management & Development — 1.0%
CBRE Group, Inc. - Class A(a)	51,436	8,338,805
CoStar Group, Inc.(a)	8,580	767,824
Jones Lang LaSalle, Inc.(a)	1,186	362,406
Zillow Group, Inc. - Class A(a)	842	68,606
Zillow Group, Inc. - Class C(a)	3,391	285,895
		9,823,536
Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc.	4,189	101,332
Applied Materials, Inc.	8,918	1,433,658
Cirrus Logic, Inc.(a)	257	29,347
Credo Technology Group Holding Ltd.(a)	11,785	1,450,203
Entegris, Inc.	39,512	3,308,735
First Solar, Inc.(a)	2,215	432,346
GLOBALFOUNDRIES, Inc.(a)	2,010	67,114
Lattice Semiconductor Corp.(a)	28,348	1,881,740
MACOM Technology Solutions Holdings, Inc.(a)	18,054	2,313,620
Microchip Technology, Inc.	61,023	3,966,495
MKS, Inc.	1,352	139,716
Monolithic Power Systems, Inc.	15,683	13,107,224
NXP Semiconductors NV	3,443	808,589
ON Semiconductor Corp.(a)	10,363	513,901
Onto Innovation, Inc.(a)	1,390	147,340
Qorvo, Inc.(a)	2,228	202,080
Rambus, Inc.(a)	2,785	205,449
Skyworks Solutions, Inc.	41,284	3,093,823
Teradyne, Inc.	19,322	2,284,633
Universal Display Corp.	26,365	3,653,925
		39,141,270

	Shares	Value
Software — 2.8%
ACI Worldwide, Inc.(a)	2,232	$110,149
Appfolio, Inc. - Class A(a)	358	99,302
Bentley Systems, Inc. - Class B	68,012	3,784,868
Check Point Software Technologies Ltd.(a)	8,069	1,558,447
Commvault Systems, Inc.(a)	213	39,755
CyberArk Software Ltd.(a)	3,573	1,619,498
Docusign, Inc.(a)	5,254	402,772
Dolby Laboratories, Inc. - Class A	1,452	104,079
Gen Digital, Inc.	43,297	1,307,569
Guidewire Software, Inc.(a)	11,005	2,388,305
InterDigital, Inc.	4,686	1,273,233
Manhattan Associates, Inc.(a)	1,732	373,142
Nutanix, Inc. - Class A(a)	13,897	934,017
Palantir Technologies, Inc. - Class A(a)	22,972	3,599,942
Qualys, Inc.(a)	1,192	161,886
Rubrik, Inc. - Class A(a)	15,617	1,396,160
ServiceTitan, Inc. - Class A(a)	10,949	1,174,061
Synopsys, Inc.(a)	6,984	4,214,984
Tyler Technologies, Inc.(a)	2,119	1,192,743
UiPath, Inc. - Class A(a)	10,204	113,468
Zoom Communications, Inc. - Class A(a)	5,495	447,403
Zscaler, Inc.(a)	7,378	2,044,075
		28,339,858
Specialty Retail — 3.2%
Asbury Automotive Group, Inc.(a)	408	102,628
AutoNation, Inc.(a)	919	201,334
AutoZone, Inc.(a)	1,218	5,113,810
Best Buy Co., Inc.	4,773	351,484
Burlington Stores, Inc.(a)	1,870	543,572
CarMax, Inc.(a)	2,443	149,878
Carvana Co.(a)	7,722	2,871,966
Chewy, Inc. - Class A(a)	34,140	1,398,374
Dick’s Sporting Goods, Inc.	1,771	376,869
Floor & Decor Holdings, Inc. - Class A(a)	2,919	239,124
GameStop Corp. - Class A(a)	8,052	180,445
Gap, Inc.	9,155	201,502
Group 1 Automotive, Inc.	265	123,167
Lithia Motors, Inc.	711	239,379
Murphy USA, Inc.	580	218,370
Penske Automotive Group, Inc.	458	84,460
Ross Stores, Inc.	54,953	8,086,883
TJX Cos., Inc.	16,249	2,219,776
Tractor Supply Co.	15,085	931,650
Ulta Beauty, Inc.(a)	11,488	5,660,482
Valvoline, Inc.(a)	20,959	812,790
Williams-Sonoma, Inc.	10,720	2,017,397
		32,125,340

The accompanying notes are an integral part of these financial statements.

31

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies, Inc. - Class C	6,726	$821,581
Hewlett Packard Enterprise Co.	32,071	723,842
HP, Inc.	65,536	1,870,397
NetApp, Inc.	18,850	2,126,091
Pure Storage, Inc. - Class A(a)	4,821	374,158
Seagate Technology Holdings PLC	6,994	1,170,796
Super Micro Computer, Inc.(a)	8,881	368,917
Western Digital Corp.	7,096	570,093
		8,025,875
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	3,673	144,422
Birkenstock Holding PLC(a)	485	25,283
Columbia Sportswear Co.	6	334
Crocs, Inc.(a)	4,924	429,373
Deckers Outdoor Corp.(a)	4,902	586,426
Levi Strauss & Co. - Class A	2,594	58,028
Lululemon Athletica, Inc.(a)	2,743	554,635
Ralph Lauren Corp.	4,778	1,418,732
Skechers USA, Inc. - Class A(a)	4,188	264,179
Tapestry, Inc.	5,965	607,356
VF Corp.	8,709	131,767
		4,220,535
Trading Companies & Distributors — 2.0%
Air Lease Corp.	68,788	4,141,726
Applied Industrial Technologies, Inc.	1,152	303,644
Ashtead Group PLC	13,857	1,019,127
Bunzl PLC	72,768	2,462,314
Core & Main, Inc. - Class A(a)	19,516	1,263,076
DNOW, Inc.(a)	18,958	303,328
Fastenal Co.	74,349	3,692,171
FTAI Aviation Ltd.	2,017	310,316
GATX Corp.	15,424	2,596,013
MRC Global, Inc.(a)	17,623	265,755
MSC Industrial Direct Co., Inc. - Class A	30,943	2,791,987
QXO, Inc.(a)	14,124	284,316
SiteOne Landscape Supply, Inc.(a)	1,093	156,561
Watsco, Inc.	825	331,964
WESCO International, Inc.	1,423	312,832
		20,235,130
Wireless Telecommunication Services — 0.0%(b)
Array Digital Infrastructure, Inc.	347	18,679
TOTAL COMMON STOCKS (Cost $811,158,121)		940,604,069

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON — 3.2%
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	78,146	$1,401,939
Ventas, Inc.	18,758	1,277,045
		2,678,984
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	104,383	1,507,290
EastGroup Properties, Inc.	6,201	1,051,442
		2,558,732
Office REITs — 0.4%
BXP, Inc.	51,292	3,719,183
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	14,925	899,828
Equity Residential	44,816	2,963,234
Essex Property Trust, Inc.	4,866	1,314,842
		5,177,904
Retail REITs — 0.7%
Agree Realty Corp.	7,229	525,837
Realty Income Corp.	42,532	2,499,180
Regency Centers Corp.	25,109	1,820,403
Simon Property Group, Inc.	12,576	2,271,980
		7,117,400
Specialized REITs — 1.0%
American Tower Corp.	7,545	1,538,048
Extra Space Storage, Inc.	5,209	747,908
Lamar Advertising Co. - Class A	11,810	1,502,823
Public Storage	6,024	1,774,610
SBA Communications Corp.	9,076	1,859,219
VICI Properties, Inc.	91,364	3,086,276
		10,508,884
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $31,536,147)		31,761,087
EXCHANGE TRADED FUNDS — 0.3%
iShares Russell Mid-Cap Value ETF	22,401	3,104,555
TOTAL EXCHANGE TRADED FUNDS (Cost $3,024,480)		3,104,555
PREFERRED STOCKS — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA, 0.00%	15,357	1,296,072
TOTAL PREFERRED STOCKS (Cost $1,222,338)		1,296,072

The accompanying notes are an integral part of these financial statements.

32

Column Mid Cap Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.0%
Dreyfus Treasury Securities Cash Management - Institutional Class, 4.12%(c)	925	$925
First American Government Obligations Fund - Class X, 4.22%(c)	19,565,138	19,565,138
TOTAL MONEY MARKET FUNDS (Cost $19,566,063)		19,566,063
TOTAL INVESTMENTS — 99.9% (Cost $866,507,149)		$996,331,846
Other Assets in Excess of Liabilities — 0.1%		523,652
TOTAL NET ASSETS — 100.0%		$996,855,498

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

Column Mid Cap Fund
Schedule of Forward Currency Contracts
August 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/26/2025	GBP	225,973	USD	299,745	$5,760
Bank of America	09/26/2025	USD	4,373,360	GBP	3,257,313	(30,392)
Morgan Stanley	09/26/2025	EUR	799,638	USD	925,826	11,354
Morgan Stanley	09/26/2025	USD	8,720,766	EUR	7,532,682	(107,578)
Net Unrealized Appreciation (Depreciation)						$(120,856)

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

34

COLUMN FUNDS
Statements of Assets and Liabilities
August 31, 2025

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
ASSETS:
Investments, at value (Note 2)*	$1,438,796,238	$479,085,730	$2,592,773,539	$996,331,846
Receivable for investments sold	1,858,160	498,687	2,866,458	902,763
Dividends receivable	967,675	417,886	2,124,910	802,429
Receivable for fund shares sold	916,840	179,558	1,719,998	477,263
Cash	—	—	—	50,000
Receivable for open forward currency contracts	—	170	—	17,114
Dividend tax reclaims receivable	15,947	4,660	16,144	16,505
Foreign currency, at value**	—	231	—	—
Prepaid expenses and other assets	17,501	9,410	24,539	9,469
Total assets	1,442,572,362	480,196,331	2,599,525,587	998,607,389
LIABILITIES:
Payable for investments purchased	4,261,179	576,461	1,104,497	684,214
Payable for capital shares redeemed	465,411	239,530	813,121	467,019
Payable to adviser (Note 4)	530,222	159,686	795,441	276,133
Payable for open forward currency contracts	—	884	—	137,970
Payable for fund administration and accounting fees (Note 6)	59,774	28,933	105,616	46,648
Payable for administrative services (Note 4)	23,496	7,890	43,304	16,721
Payable for distribution and shareholder servicing fees (Note 5)	67,413	22,378	123,411	47,290
Payable for custodian fees (Note 6)	20,665	15,925	15,794	14,774
Payable for transfer agent fees and expenses (Note 6)	6,631	4,970	8,799	5,940
Payable for compliance fees (Note 6)	1,670	1,663	1,665	1,664
Payable for expenses and other liabilities	187,899	56,356	202,423	53,518
Total liabilities	5,624,360	1,114,675	3,214,070	1,751,891
NET ASSETS	$1,436,948,002	$479,081,656	$2,596,311,517	$996,855,498
Net Assets Consists of:
Paid-in capital	$1,272,664,271	$424,832,636	$2,295,054,713	$836,767,064
Total distributable earnings	164,283,731	54,249,020	301,256,804	160,088,434
Total net assets	$1,436,948,002	$479,081,656	$2,596,311,517	$996,855,498
Net assets	$1,436,948,002	$479,081,656	$2,596,311,517	$996,855,498
Shares issued and outstanding(a)	117,737,678	40,555,663	218,101,894	80,792,449
Net asset value per share	$12.20	$11.81	$11.90	$12.34
Cost:
* Investments, at cost	$1,262,647,389	$436,030,892	$2,325,934,112	$866,507,149
** Foreign currency, at cost	$—	$229	$—	$—

(a)	Unlimited shares authorized with par value of $0.001.
The accompanying notes are an integral part of these financial statements.

35

COLUMN FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Column Small Cap Select Fund	Column Small Cap Fund	Column Mid Cap Select Fund	Column Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$15,022,717	$6,613,239	$32,249,228	$13,818,700
Less: Issuance fees	(15,679)	(23,775)	(601)	(330)
Less: Dividend withholding taxes	(67,239)	(25,701)	(27,556)	(58,889)
Total investment income	14,939,799	6,563,763	32,221,071	13,759,481
EXPENSES:
Investment advisory fee (Note 4)	8,735,427	3,375,587	15,174,954	6,547,865
Shareholder service costs (Note 5)	698,819	262,546	1,347,723	564,519
Reports to shareholders	530,955	103,718	508,677	99,899
Fund administration and accounting fees (Note 6)	313,659	173,438	557,301	274,128
Administrative service fees (Note 4)	232,940	87,516	449,241	188,173
Federal and state registration fees	164,170	73,748	209,824	83,954
Custodian fees (Note 6)	118,237	93,124	90,527	81,862
Transfer agent fees (Note 6)	38,024	29,653	50,111	35,431
Legal fees	35,788	30,330	38,311	31,472
Trustees’ fees	29,097	29,097	29,097	29,097
Audit fees	20,044	20,044	20,044	20,044
Compliance fees (Note 6)	10,187	10,186	10,187	10,186
Other expenses and fees	29,207	22,529	40,421	28,218
Total expenses	10,956,554	4,311,516	18,526,418	7,994,848
Waiver by Adviser (Note 4)	(3,432,549)	(1,592,327)	(6,867,199)	(3,426,670)
Net expenses	7,524,005	2,719,189	11,659,219	4,568,178
NET INVESTMENT INCOME	7,415,794	3,844,574	20,561,852	9,191,303
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,762,278)	13,313,108	31,402,029	28,140,772
Forward currency contracts	—	17,632	—	(538,590)
Distributions received from other investment companies	—	—	—	4,670
Foreign currency translation	(6,694)	(6,486)	—	(1,716)
Net realized gain (loss)	(3,768,972)	13,324,254	31,402,029	27,605,136
Net change in unrealized appreciation (depreciation) on:
Investments	66,414,227	4,020,773	78,685,882	33,663,004
Forward currency contracts	—	13,810	—	170,297
Foreign currency translation	(173)	(122)	—	537
Net change in unrealized appreciation (depreciation)	66,414,054	4,034,461	78,685,882	33,833,838
Net realized and unrealized gain (loss)	62,645,082	17,358,715	110,087,911	61,438,974
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,060,876	$21,203,289	$130,649,763	$70,630,277

The accompanying notes are an integral part of these financial statements.

36

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Column Small Cap Select Fund		Column Small Cap Fund
	Year Ended August 31, 2025	Period Ended August 31, 2024(a)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$7,415,794	$3,274,649	$3,844,574	$2,151,019
Net realized gain (loss)	(3,768,972)	(9,399,088)	13,324,254	2,942,401
Net change in unrealized appreciation (depreciation)	66,414,054	109,734,622	4,034,461	39,019,785
Net increase (decrease) in net assets from operations	70,060,876	103,610,183	21,203,289	44,113,205
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,387,328)	—	(11,067,474)	—
Total distributions to shareholders	(9,387,328)	—	(11,067,474)	—
CAPITAL TRANSACTIONS:
Shares sold	461,852,796	1,012,502,908	95,972,604	424,530,251
Shares issued in reinvestment of distributions	9,387,328	—	11,067,474	—
Shares redeemed	(157,741,112)	(53,337,649)	(67,316,339)	(39,421,354)
Net increase (decrease) in net assets from capital transactions	313,499,012	959,165,259	39,723,739	385,108,897
Net increase (decrease) in net assets	374,172,560	1,062,775,442	49,859,554	429,222,102
NET ASSETS:
Beginning of the period	1,062,775,442	—	429,222,102	—
End of the period	$1,436,948,002	$1,062,775,442	$479,081,656	$429,222,102
SHARES TRANSACTIONS
Shares sold	42,035,361	93,938,070	8,793,606	40,591,016
Shares issued in reinvestment of distributions	756,432	—	922,289	—
Shares redeemed	(14,247,611)	(4,744,574)	(6,077,040)	(3,674,208)
Total increase (decrease) in shares outstanding	28,544,182	89,193,496	3,638,855	36,916,808

(a)	Inception date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

37

COLUMN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Column Mid Cap Select Fund		Column Mid Cap Fund
	Year Ended August 31, 2025	Period Ended August 31, 2024(a)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$20,561,852	$10,082,250	$9,191,303	$5,427,532
Net realized gain (loss)	31,402,029	(10,737,554)	27,605,136	(2,702,771)
Net change in unrealized appreciation (depreciation)	78,685,882	188,153,545	33,833,838	95,871,161
Net increase (decrease) in net assets from operations	130,649,763	187,498,241	70,630,277	98,595,922
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,891,200)	—	(9,161,719)	—
Total distributions to shareholders	(16,891,200)	—	(9,161,719)	—
CAPITAL TRANSACTIONS:
Shares sold	695,938,689	1,970,103,650	154,059,500	900,525,027
Shares issued in reinvestment of distributions	16,891,200	—	9,161,719	—
Shares redeemed	(279,493,920)	(108,384,906)	(149,727,633)	(77,227,595)
Net increase (decrease) in net assets from capital transactions	433,335,969	1,861,718,744	13,493,586	823,297,432
Net increase (decrease) in net assets	547,094,532	2,049,216,985	74,962,144	921,893,354
NET ASSETS:
Beginning of the period	2,049,216,985	—	921,893,354	—
End of the period	$2,596,311,517	$2,049,216,985	$996,855,498	$921,893,354
SHARES TRANSACTIONS
Shares sold	62,156,959	189,600,315	13,338,748	86,773,289
Shares issued in reinvestment of distributions	1,458,653	—	762,207	—
Shares redeemed	(25,086,121)	(10,027,912)	(12,982,160)	(7,099,635)
Total increase (decrease) in shares outstanding	38,529,491	179,572,403	1,118,795	79,673,654

(a)	Inception date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

38

Column Small Cap Select Fund
FINANCIAL HIGHLIGHTS

	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.92	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.05
Net realized and unrealized gain (loss) on investments(c)	0.31	1.87
Total from investment operations	0.38	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	—
Total distributions	(0.10)	—
Net asset value, end of period	$12.20	$11.92
Total return(d)	3.17%	19.20%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,436,948	$1,062,775
Ratio of expenses to average net assets:
Before management fee waiver(f)	0.94%	0.95%
After management fee waiver(f)	0.65%	0.66%
Ratio of net investment income to average net assets after management fee waiver(f)	0.64%	0.62%
Portfolio turnover rate(d)	94%	54%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

39

Column Small Cap Fund
FINANCIAL HIGHLIGHTS

	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.63	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	0.37	1.56
Total from investment operations	0.47	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	—
Net realized gains	(0.17)	—
Total distributions	(0.29)	—
Net asset value, end of period	$11.81	$11.63
Total return(d)	4.05%	16.30%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$479,082	$429,222
Ratio of expenses to average net assets:
Before management fee waiver(f)	0.99%	1.02%
After management fee waiver(f)	0.62%	0.66%
Ratio of net investment income to average net assets after management fee waiver(f)	0.88%	0.90%
Portfolio turnover rate(d)	57%	36%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

40

Column Mid Cap Select Fund
FINANCIAL HIGHLIGHTS

	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.41	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	0.48	1.34
Total from investment operations	0.58	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$11.90	$11.41
Total return(d)	5.10%	14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,596,312	$2,049,217
Ratio of expenses to average net assets:
Before management fee waiver(e)	0.82%	0.84%
After management fee waiver(e)	0.52%	0.54%
Ratio of net investment income to average net assets after management fee waiver(e)	0.92%	0.93%
Portfolio turnover rate(d)	26%	16%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

41

Column Mid Cap Fund
FINANCIAL HIGHLIGHTS

	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.57	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.08
Net realized and unrealized gain (loss) on investments(c)	0.77	1.49
Total from investment operations	0.88	1.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	—
Net realized gains	(0.00)(d)	—
Total distributions	(0.11)	—
Net asset value, end of period	$12.34	$11.57
Total return(e)	7.67%	15.70%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$996,855	$921,893
Ratio of expenses to average net assets:
Before management fee waiver(g)	0.85%	0.88%
After management fee waiver(g)	0.49%	0.52%
Ratio of net investment income to average net assets after management fee waiver(g)	0.98%	1.04%
Portfolio turnover rate(e)	49%	28%

(a)	Inception date of the Fund was December 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

42

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Column Funds (the “Funds”) are comprised of the Column Small Cap Select Fund, the Column Small Cap Fund, the Column Mid Cap Select Fund, and the Column Mid Cap Fund, each representing a distinct, diversified series with its own investment objective and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. Each Fund commenced operations on December 11, 2023. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Funds in connection with the organization, registration and the initial public offering were paid by Mason Street Advisors, LLC (the “Adviser”), the Funds’ investment adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(A)
Investment Valuation. Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Forward currency contracts are valued at the mean between the bid and asked prices.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

43

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Foreign securities will be priced in their local currencies. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. Each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Adviser will regularly evaluate whether a Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

44

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of August 31, 2025:
Column Small Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,341,522,687	$8,293,586	$—	$1,349,816,273
Real Estate Investment Trusts	16,766,433	—	—	16,766,433
Exchange Traded Funds	14,035,612	—	—	14,035,612
Money Market Funds	58,177,920	—	—	58,177,920
Total Investments in Securities	$1,430,502,652	$8,293,586	$—	$1,438,796,238

*	For further information regarding industry classifications, see the Schedule of Investments.
Column Small Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$452,744,291	$6,816,805	$—	$459,561,096
Real Estate Investment Trusts	6,340,535	—	—	6,340,535
Exchange Traded Funds	3,585,494	—	—	3,585,494
Money Market Funds	9,598,605	—	—	9,598,605
Total Investments in Securities	$ 472,268,925	$6,816,805	$—	$479,085,730
Other Financial Instruments**
Forward Currency Contracts	$—	$714	$—	$714

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

Column Mid Cap Select Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,412,323,740	$—	$—	$2,412,323,740
Real Estate Investment Trusts	91,885,329	—	—	91,885,329
Money Market Funds	88,564,470	—	—	88,564,470
Total Investments in Securities	$2,592,773,539	$—	$—	$2,592,773,539

*	For further information regarding industry classifications, see the Schedule of Investments.

45

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Column Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks*	$927,972,432	$12,631,637	$—	$940,604,069
Real Estate Investment Trusts	31,761,087	—	—	31,761,087
Preferred Stocks*	—	1,296,072	—	1,296,072
Exchange Traded Funds	3,104,555	—	—	3,104,555
Money Market Funds	19,566,063	—	—	19,566,063
Total Investments in Securities	$982,404,137	$13,927,709	$—	$996,331,846
Other Financial Instruments**
Forward Currency Contracts	$—	$(120,856)	$—	$(120,856)

*	For further information regarding industry classifications, see the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. Forward currency contracts are reflected as the net unrealized appreciation (depreciation) on the instrument.

(B)
Foreign Securities and Currency Translations. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(C)
Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it of all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended August 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to

46

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the year ended August 31, 2025, and the period ended August 31, 2024.
(D)
Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or NAV per share.

(E)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(F)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(G)
Expenses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(H)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

(I)
Derivative Instruments. As a non-principal investment strategy, the Funds may enter into forward currency contracts. This strategy is intended to minimize the risk of loss due to a decline in the value of the hedged currency, although it could also limit any potential gain from an increase in the value of the currency. A forward currency contract is an obligation to

47

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are considered derivatives and the Adviser and sub-advisers intend to limit each Fund’s investments in forward currency contracts in order for each Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act. As of August 31, 2025, the fair value of derivative instruments in the Funds is described below:
Column Small Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2025:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$170	Unrealized depreciation on forward currency exchange contracts	$884
Total		$170		$884

The Effect of Derivative Instruments on the Statements of Operations for the year ended August 31, 2025:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$17,632	Forward Currency Exchange Contracts	$13,810
Total	$17,632	Total	$13,810

Column Mid Cap Fund
Statements of Assets and Liabilities—
Value of Derivative Instruments as of August 31, 2025:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Forward Currency Exchange Contracts	Unrealized appreciation on forward currency exchange contracts	$17,114	Unrealized depreciation on forward currency exchange contracts	$137,970
Total		$17,114		$137,970

The Effect of Derivative Instruments on the Statements of Operations for the year ended August 31, 2025:

Amount of Realized Gain (Loss) on Derivatives	Forward Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Derivatives	Forward Currency Contracts
Forward Currency Exchange Contracts	$(538,590)	Forward Currency Exchange Contracts	$170,297
Total	$(538,590)	Total	$170,297

48

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
The Funds are not subject to any Master Netting Arrangements; therefore, the Funds do not offset any assets or liabilities.
Volume Disclosures
The average monthly notional amount outstanding of forward currency exchange contracts during the fiscal year ended August 31, 2025, was as follows:

Column Small Cap Fund	$2,209,895
Column Mid Cap Fund	$12,885,745

The Column Small Cap Select Fund and Column Mid Cap Select Fund did not invest in any derivatives during the fiscal year ended August 31, 2025.
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended August 31, 2025, and August 31, 2024, was as follows:
Column Small Cap Select Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$9,387,328	$—
Long Term Capital gain	—	—
Total	$9,387,328	$—

Column Small Cap Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$11,046,164	$—
Long Term Capital gain	21,310	—
Total	$11,067,474	$—

Column Mid Cap Select Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$16,891,200	$—
Long Term Capital gain	—	—
Total	$16,891,200	$—

Column Mid Cap Fund

	Year Ended August 31, 2025	Period Ended August 31, 2024
Ordinary Income	$9,140,919	$—
Long Term Capital gain	20,800	—
Total	$9,161,719	$—

49

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
As of August 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Column Small Cap Select Fund	Column Small Cap Fund
Cost basis of investments for federal income tax purposes	$1,278,341,312	$439,664,880
Gross tax unrealized appreciation	$248,757,823	$75,832,398
Gross tax unrealized depreciation	(88,302,897)	(36,411,548)
Net tax unrealized appreciation	160,454,926	39,420,850
Undistributed ordinary income	4,757,403	5,597,805
Undistributed long-term capital gain	—	9,240,577
Distributable earnings	4,757,403	14,838,382
Other accumulated losses	(928,598)	(10,212)
Total distributable earnings	$164,283,731	$54,249,020

	Column Mid Cap Select Fund	Column Mid Cap Fund
Cost basis of investments for federal income tax purposes	$2,334,292,841	$871,065,957
Gross tax unrealized appreciation	$395,047,899	$172,019,776
Gross tax unrealized depreciation	(136,567,201)	(46,753,887)
Net tax unrealized appreciation	258,480,698	125,265,889
Undistributed ordinary income	13,752,902	4,833,298
Undistributed long-term capital gain	29,061,972	30,042,386
Distributable earnings	42,814,874	34,875,684
Other accumulated losses	(38,768)	(53,139)
Total distributable earnings	$301,256,804	$160,088,434

Investments for federal income tax purposes in the above table include foreign currencies and derivatives. The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, PFIC mark-to-market adjustments, and forward contracts mark-to-market adjustments.
At August 31, 2025, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term	Total
Column Small Cap Select Fund	$(894,330)	$—	$(894,330)
Column Small Cap Fund	—	—	—
Column Mid Cap Select Fund	—	—	—
Column Mid Cap Fund	—	—	—

During the year ended August 31, 2025, the Funds utilized the following capital loss carryovers to offset realized capital gains:

	Short-Term	Long-Term	Total
Column Small Cap Select Fund	$4,440,482	$—	$4,440,482
Column Small Cap Fund	—	—	—
Column Mid Cap Select Fund	6,231,497	—	6,231,497
Column Mid Cap Fund	951,744	—	951,744

50

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended August 31, 2025, the following reclassifications were made on the Statements of Assets and Liabilities due to permanent tax differences:

	Paid-in Capital	Total Distributable Earnings
Column Small Cap Select Fund	$—	$—
Column Small Cap Fund	—	—
Column Mid Cap Select Fund	—	—
Column Mid Cap Fund*	(4,893)	4,893

*	This reclassification is due to spin off and partnership adjustments.
4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mason Street Advisors, LLC to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services based on an annual rate equal to a percentage of each Fund’s average daily net assets, as set forth in the table below.

Column Small Cap Select Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Small Cap Fund	0.78% on the first $250 million 0.76% on the next $250 million 0.74% on the next $500 million 0.72% over $1 billion
Column Mid Cap Select Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion
Column Mid Cap Fund	0.72% on the first $250 million 0.70% on the next $250 million 0.68% on the next $500 million 0.66% over $1 billion

Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed, through at least December 31, 2026, to waive its management fees with respect to each Fund to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-adviser(s) for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods.
Pursuant to an Administrative Services Agreement, the Adviser also provides or procures management of certain of the Funds’ administrative affairs, including review of shareholder reports and other regulatory filings prepared by the Funds’ administrator; oversight of the Funds’ primary service providers; periodic due diligence reviews of the Funds’ primary service providers; coordination and negotiation of contracts and pricing relating to the Funds’ primary service providers; and such other duties or services necessary for the appropriate operation of the Funds that are incidental to the foregoing services. For such administrative services, under the Administrative Services Agreement, each Fund pays the Adviser an administrative services fee computed daily and paid monthly, based on an annual rate equal to 0.02% of the Fund’s average daily net assets.

51

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Sub-advisory services are provided to the Funds, pursuant to investment sub-advisory agreements between the Adviser and the below listed sub-advisers. Under the terms of these investment sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.
Column Small Cap Select Fund
Boston Partners Global Investors, Inc. (WPG Partners division)
Driehaus Capital Management LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Small Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc. (WPG Partners division)
Franklin Mutual Advisers, LLC
Kayne Anderson Rudnick Investment Management, LLC
Neuberger Berman Investment Advisers LLC
Vaughan Nelson Investment Management, L.P.
Column Mid Cap Select Fund
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Kayne Anderson Rudnick Investment Management, LLC
Column Mid Cap Fund
American Century Investment Management, Inc.
American Century Investment Management, Inc. (Avantis Investors division)
Boston Partners Global Investors, Inc.
EARNEST Partners, LLC
Invesco Advisers, Inc.
Kayne Anderson Rudnick Investment Management, LLC
5. SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan on behalf of the Funds to pay for shareholder support services from each Fund’s assets pursuant to a Shareholder Servicing Agreement at an annual rate not to exceed 0.10% of a Fund’s average daily net assets. Currently, the annual rate of the shareholder servicing fee being charged for each Fund is 0.06% of the Fund’s average daily net assets; however, the fee may be increased up to 0.10% of a Fund’s average daily net assets, at any time. Each Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with a Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Funds pursuant to the Shareholder Servicing Plan during the year ended August 31, 2025, as well as the fees owed as of August 31, 2025.

	Fees Incurred	Fees Owed
Column Small Cap Select Fund	$698,819	$67,413
Column Small Cap Fund	$262,546	$22,378
Column Mid Cap Select Fund	$1,347,723	$123,411
Column Mid Cap Fund	$564,519	$47,290

52

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
6. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“U.S. Bank” or the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the year ended August 31, 2025, and owed as of August 31, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities.
The Funds also have a line of credit with U.S. Bank (see Note 9).
Certain officers of the Funds are also employees of Fund Services. During the year ended August 31, 2025, a Trustee of the Trust was affiliated with Fund Services and U.S. Bank.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2025, are listed in the following table. For the year ended August 31, 2025, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Column Small Cap Select Fund	$1,352,089,728	$1,061,790,265
Column Small Cap Fund	$279,149,614	$241,871,485
Column Mid Cap Select Fund	$981,380,288	$567,394,370
Column Mid Cap Fund	$465,465,622	$449,317,381

8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2025, Pershing LLC, for the benefit of its customers, held 100% of each Fund’s shares outstanding. Pershing LLC is the financial intermediary used by Northwestern Mutual Wealth Management Company’s advisory programs that offer the Funds’ shares.
9. LINE OF CREDIT
The Funds and U.S. Bank, N.A. entered into an umbrella line of credit agreement in the amount of up to $100,000,000, which matures on August 1, 2026. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Funds. The maximum borrowing cannot exceed 20% of the total market value or 33.33% of the net market value of a Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which as of August 31, 2025, was 7.50%. During the year ended August 31, 2025, the Funds did not utilize the line of credit.
10. SUBSEQUENT EVENTS
The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2025, through the date the financial statements were issued and determined there were no subsequent events that would require disclosure in the financial statements.

53

COLUMN FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
11. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
12. NEW ACCOUNTING PRONOUNCEMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Paul Mikelson, President, and Brent Schutte, Chief Investment Officer, each of Mason Street Advisors, the Funds’ investment adviser, who each serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

54

COLUMN FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Column Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and forward currency contracts (as applicable), of Column Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from December 11, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2025

55

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Column Funds)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Column Small Cap Select Fund, Column Small Cap Fund, Column Mid Cap Select Fund, and Column Mid Cap Fund (each, a “Column Fund,” and together, the “Column Funds”), each a series of the Trust, and Mason Street Advisors, LLC, the Column Funds’ investment adviser (identified hereinafter as the “Adviser”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2026.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each of the Funds, including its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications, experience and responsibilities of key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management,

56

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
and they considered the overall capability of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program and oversight of the compliance program of each Fund’s sub-advisers, as applicable. The Trustees also considered the Adviser’s overall financial condition, and support from its parent entity, The Northwestern Mutual Life Insurance Company, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each Fund under the “manager of managers” structure and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund for the quarter, one-year and since inception periods ended March 31, 2025. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Index for the Column Small Cap Fund and the Column Small Cap Select Fund and the Russell Midcap Index for the Column Mid Cap Fund and the Column Mid Cap Select Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end mid-cap blend funds for the Column Mid Cap Fund and the Column Mid Cap Select Fund and a peer group of U.S. open-end small-cap blend funds for the Column Small Cap Fund and the Column Small Cap Select Fund) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees noted the Column Mid Cap Fund’s performance for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2025, the Column Mid Cap Fund had underperformed the Russell Midcap Index.
The Trustees noted the Column Mid Cap Select Fund’s performance for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees further noted that for each of the one-year and since inception periods ended March 31, 2025, the Column Mid Cap Select Fund had underperformed the Russell Midcap Index. The Trustees noted that for the quarter period ended March 31, 2025, the Column Mid Cap Select Fund had outperformed the Russell Midcap Index.
The Trustees noted the Column Small Cap Fund’s performance for the one-year period ended March 31, 2025 was in-line but slightly below the Barrington Cohort average. The Trustees further noted that for each of the one-year and since inception periods ended March 31, 2025, the Column Small Cap Fund had underperformed the Russell 2000 Index. The Trustees noted that for the quarter ended
March 31, 2025, the Column Small Cap Fund had outperformed the Russell 2000 Index.
The Trustees noted the Column Small Cap Select Fund’s performance for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2025, the Column Small Cap Select Fund had underperformed the Russell 2000 Index.
The Trustees noted the Adviser’s position that each Fund’s track record is too short to draw meaningful conclusions about the Adviser’s ability to meet each Fund’s long-term objectives. After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the sub-advisers to each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select

57

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Fund and providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. In reviewing each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund fees and total expense structure, the Trustees took into account each Fund’s “manager of managers” structure, noting that the Adviser pays each Fund’s sub-advisory fees out of its own management fees, and that the Funds were not directly responsible for payment of any sub-advisory fees. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort, as well as any management fee waivers of the Adviser. The Trustees noted that the Adviser had contractually agreed to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to each Fund’s designated sub-advisers for management of allocated portions of each Fund and such waivers are not subject to recoupment by the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information, noting that the Adviser had waived management fees for each Fund since inception and such waivers were not subject to recoupment by the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and the Adviser’s oversight of the brokerage and trading practices of each Fund’s designated sub-advisers. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 18, 2025 meeting and the August 27, 2025 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Column Mid Cap Fund’s contractual management fee of 0.70% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.65%. The Trustees noted that the Column Mid Cap Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Mid Cap Fund’s total expense ratio of 0.52% (net of fee waivers) was below the Barrington Cohort average of 0.87%.
The Trustees noted that the Column Mid Cap Select Fund’s contractual management fee of 0.68% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was slightly above the Barrington Cohort average of 0.67%. The Trustees noted that the Column Mid Cap Select Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Mid Cap Select Fund’s total expense ratio of 0.54% (net of fee waivers) was below the Barrington Cohort average of 0.85%.
The Trustees noted that the Column Small Cap Fund’s contractual management fee of 0.77% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.62%. The Trustees noted that the Column Small Cap Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Small Cap Fund’s total expense ratio of 0.66% (net of fee waivers) was below the Barrington Cohort average of 0.78%.
The Trustees noted that the Column Small Cap Select Fund’s contractual management fee of 0.76% (this is a blended fee reflecting the Fund’s management fee breakpoint schedule at current Fund asset levels) was above the Barrington Cohort average of 0.72%. The Trustees noted that the Column

58

COLUMN FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Small Cap Select Fund was operating pursuant to a contractual management fee waiver. The Trustees observed that the Column Small Cap Select Fund’s total expense ratio of 0.66% (net of fee waivers) was below the Barrington Cohort average of 0.89%.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information and, with respect to each of the Column Mid Cap Fund, Column Mid Cap Select Fund, Column Small Cap Fund and Column Small Cap Select Fund, considering each Fund’s “manager-of-managers” structure. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Funds were not profitable to the Adviser in light of the Adviser’s management fee waiver that reduces each Fund’s management fee to an amount equal to the sub-advisory fees paid to the respective Fund’s underlying sub-advisers, and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee, all management fee waivers, and noted that each Fund’s management fee structure contained breakpoint reductions as each Fund’s assets grow in size. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees concluded that the benefits the Adviser may receive, including fees received by the Adviser under an administrative services agreement for administrative services provided to the Funds, potential improved fee rates charged by sub-advisers to the Funds that are also sub-advisers to other accounts of the Adviser or its affiliates, the Adviser’s relationships with sub-advisers to the Funds and the potential ability to leverage investment professionals of such sub-advisers, and the ability of the Adviser and its affiliates to market other platforms through which the Funds may be available, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of each Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Small Cap Select Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as the “Adviser”), on behalf of the Column Small Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Driehaus Capital Management LLC (“Driehaus”), Neuberger Berman Investment Advisers LLC (“NBIA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Adviser, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2026.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Boston Partners, Driehaus, NBIA, and Vaughan Nelson to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric A. Gandhi, who serves as the portfolio manager for the segment of the Fund’s portfolio managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered Driehaus’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jeffrey James, Michael Buck, and Prakash Vijayan, who serve as the portfolio managers for the segment of the Fund’s assets managed by Driehaus, and other key personnel at Driehaus. The Trustees next considered NBIA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel, who serve as the portfolio managers for the small cap strategy segment of the Fund’s assets managed by NBIA, Benjamin H. Nahum, James F. McAree, and Amit Solomon, who serve as the portfolio managers for the small cap intrinsic value strategy segment of the Fund’s assets managed by NBIA, and other key personnel at NBIA. The Trustees next considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Chris D. Wallis, and James Eisenman, who serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.
The Trustees also considered information provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson at the June 18, 2025 meeting and the August 27, 2025 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and

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strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson. The Trustees concluded that each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Driehaus for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Driehaus on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Growth Index) and in comparison to a separate composite of separately-managed accounts of Driehaus with similar investment strategies to that utilized by Driehaus in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by Driehaus underperformed the benchmark index for the quarter and one-year periods ended March 31, 2025, but outperformed the benchmark index for the since inception period ended March 31, 2025.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by NBIA for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the small cap strategy segment and small cap intrinsic value strategy segment of the Fund’s portfolio managed by NBIA on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Index and Russell 2000 Value Index, respectively) and in comparison to applicable registered mutual funds with similar investment strategies to that utilized by NBIA in managing its segment of the Fund’s portfolio. The Trustees noted that the small cap strategy segment of the Fund’s portfolio managed by NBIA underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025, but outperformed the benchmark index for the quarter ended March 31, 2025. The Trustees noted that the small cap intrinsic value strategy segment of the Fund’s portfolio managed by NBIA underperformed the benchmark index for the quarter, one-year and since inception periods.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Vaughan Nelson for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Vaughan Nelson on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite with similar investment strategies to that utilized by Vaughan Nelson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Vaughan Nelson underperformed the benchmark index for the one-year period ended March 31, 2025, but outperformed the benchmark index for the quarter and since inception period ended March 31, 2025.

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After considering all the information, the Trustees concluded that the performance obtained by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson. Consequently, the Trustees did not consider the costs of services provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson or the profitability of each relationship with the Fund to be material factors for consideration given that Boston Partners, Driehaus, NBIA, and Vaughan Nelson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Boston Partners, Driehaus, NBIA, and Vaughan Nelson by Mason Street were reasonable in light of the services provided by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits that each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson may receive, such as greater name recognition and increased ability to obtain research or broker services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Boston Partners, Driehaus, NBIA, and Vaughan Nelson for an additional one-year term ending August 31, 2026 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Small Cap Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as the “Adviser”), on behalf of the Column Small Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub-advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (together, “American Century”), Boston Partners Global Investors, Inc. (WPG Partners Division) (“Boston Partners”), Franklin Mutual Advisers, LLC (“Franklin”), Kayne Anderson Rudnick Investment Management (“Kayne Anderson”), Neuberger Berman Investment Advisers LLC (“NBIA”), and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) (each, a “Sub- Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Adviser, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2026.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUB-ADVISORS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jackie Wagner, Jeff Hoernemann, Daniel Ong, Eduardo Repetto, Mitchell Firestein, Ted Randall and Matthew Dubin, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by American Century, and other key personnel at American Century. The Trustees next considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Eric A. Gandhi, Richard A. Shuster, and Gregory N. Weiss, who serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered Franklin’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steven Raineri, Christopher Meeker, and Nicholas Karzon, who serve as the portfolio managers for the segment of the Fund’s assets managed by Franklin, and other key personnel at Franklin. The Trustees next considered Kayne Anderson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Todd Beiley, and Jon Christensen, who serve as the portfolio managers for the segment of the Fund’s assets managed by Kayne Anderson, and other key personnel at Kayne Anderson. The Trustees next considered NBIA’s responsibilities in its

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management of Fund assets, as well as the qualifications, experience and responsibilities of Robert W. D’Alelio, Brett S. Reiner and Gregory G. Spiegel, who serve as the portfolio managers for the small cap strategy segment of the Fund’s assets by NBIA, Benjamin H. Nahum, James F. McAree, and Amit Solomon, who serve as the portfolio managers for the small cap intrinsic value strategy segment of the Fund’s assets managed by NBIA, and other key personnel at NBIA. The Trustees next considered Vaughan Nelson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Chris D. Wallis, and James Eisenman, who serve as the portfolio managers for the segment of the Fund’s assets managed by Vaughan Nelson, and other key personnel at Vaughan Nelson.
The Trustees also considered information provided by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson at the June 18, 2025 meeting and the August 27, 2025 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson. The Trustees concluded that each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson, respectively.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by American Century for the quarter, one-year and since inception periods ended March 31, 2025, noting that American Century manages the Fund in two separate strategies. The Trustees compared the short-term and longer-term performance of each segment of the Fund’s portfolio managed by American Century on both an absolute basis and in comparison to an applicable benchmark index (the Russell 2000 Value Index and the Russell 2000 Growth Index) and in comparison to applicable composites with similar investment strategies to those utilized by American Century in managing its segments of the Fund’s portfolio. The Trustees noted the applicable segments of the Fund’s portfolio managed by American Century underperformed the Russell 2000 Value Index and outperformed that Russell 2000 Growth Index for the quarter, one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners underperformed the benchmark index for the one-year period ended March 31, 2025, but outperformed the benchmark index for the quarter and since inception period ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Franklin for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Franklin on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of separately-managed accounts of Franklin and a registered

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mutual fund with similar investment strategies to that utilized by Franklin in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Franklin outperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Kayne Anderson for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Kayne Anderson on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Growth Index) and in comparison to certain institutional accounts with similar investment strategies to that utilized by Kayne Anderson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Kayne Anderson outperformed the benchmark index for the quarter and one-year period ended March 31, 2025, but underperformed the benchmark index for the since inception period ended March 31, 2025.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by NBIA for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the small cap strategy segment and small cap intrinsic value strategy segment of the Fund’s portfolio managed by NBIA on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Index and Russell 2000 Value Index, respectively) and in comparison to applicable registered mutual funds with similar investment strategies to that utilized by NBIA in managing its segments of the Fund’s portfolio. The Trustees noted that the small cap strategy segment of the Fund’s portfolio managed by NBIA underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025, but outperformed the benchmark index for the quarter ended March 31, 2025. The Trustees noted that the small cap intrinsic value strategy segment of the Fund’s portfolio managed by NBIA underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Vaughan Nelson for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Vaughan Nelson on both an absolute basis and in comparison to a benchmark index (the Russell 2000 Value Index) and in comparison to a composite of accounts with similar investment strategies to that utilized by Vaughan Nelson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Vaughan Nelson underperformed the benchmark index for the one-year period ended March 31, 2025, but outperformed the benchmark index for the quarter and since inception period ended March 31, 2025.
After considering all the information, the Trustees concluded that the performance obtained by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson. Consequently, the Trustees did not consider the costs of services provided by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson or the

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profitability of each relationship with the Fund to be material factors for consideration given that American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson by Mason Street were reasonable in light of the services provided by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson from its association with the Fund. The Trustees concluded that the benefits that each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, Franklin, Kayne Anderson, NBIA, and Vaughan Nelson for an additional one-year term ending August 31, 2026 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Mid Cap Select Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as the “Adviser”), on behalf of the Column Mid Cap Select Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub- advisers, Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST”), and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Adviser, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2026.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Boston Partners, EARNEST, and Kayne Anderson to the Fund. The Trustees considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack, and Tim Collard, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered EARNEST’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Paul E. Viera, who serves as the portfolio manager for the segment of the Fund’s assets managed by EARNEST, and other key personnel at EARNEST. The Trustees next considered Kayne Anderson’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Jon Christensen, and Craig Stone, who serve as the portfolio managers for the segment of the Fund’s assets managed by Kayne Anderson, and other key personnel at Kayne Anderson.
The Trustees also considered information provided by each of Boston Partners, EARNEST, and Kayne Anderson at the June 18, 2025 meeting and the August 27, 2025 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Boston Partners, EARNEST, and Kayne Anderson. The Trustees concluded that each of Boston Partners, EARNEST, and Kayne Anderson had sufficient quality and depth

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ADDITIONAL INFORMATION (Unaudited)(Continued)
of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Boston Partners, EARNEST, and Kayne Anderson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of Boston Partners, EARNEST, and Kayne Anderson, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Value Index) and in comparison to a separate composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners outperformed the benchmark index for the quarter ended March 31, 2025, but underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by EARNEST for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by EARNEST on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to a composite of other separately-managed accounts of EARNEST with similar investment strategies to that utilized by EARNEST in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by EARNEST underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025, but outperformed the benchmark index for the quarter ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Kayne Anderson for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Kayne Anderson on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to certain institutional accounts with similar investment strategies to that utilized by Kayne Anderson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Kayne Anderson underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025, but outperformed the benchmark index for the quarter ended March 31, 2025.
After considering all the information, the Trustees concluded that the performance obtained by each of Boston Partners, EARNEST, and Kayne Anderson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Boston Partners, EARNEST, and Kayne Anderson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of Boston Partners, EARNEST, and Kayne Anderson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Boston Partners, EARNEST, and Kayne Anderson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Boston Partners, EARNEST, and Kayne Anderson. Consequently, the Trustees did not consider the costs of services provided by each of Boston Partners,

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EARNEST, and Kayne Anderson or the profitability of each relationship with the Fund to be material factors for consideration given that Boston Partners, EARNEST, and Kayne Anderson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Boston Partners, EARNEST, and Kayne Anderson by Mason Street were reasonable in light of the services provided by each of Boston Partners, EARNEST, and Kayne Anderson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Boston Partners, EARNEST, and Kayne Anderson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Boston Partners, EARNEST, and Kayne Anderson from its association with the Fund. The Trustees concluded that the benefits that each of Boston Partners, EARNEST, and Kayne Anderson may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Boston Partners, EARNEST, and Kayne Anderson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Boston Partners, EARNEST, and Kayne Anderson for an additional one-year term ending August 31, 2026 as being in the best interests of the Fund and its shareholders.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Column Mid Cap Fund)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) between Mason Street Advisors, LLC (identified hereinafter as the “Adviser”), on behalf of the Column Mid Cap Fund (the “Fund”), a series of the Trust, and each of the Fund’s sub- advisers, American Century Investment Management, Inc. and American Century Investment Management, Inc. (Avantis Investors Division) (together, “American Century”), Boston Partners Global Investors, Inc. (“Boston Partners”), EARNEST Partners, LLC (“EARNEST”), Invesco Advisers, Inc. (“Invesco”), and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of each Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, detailed comparative information relating to the performance of the segment of the Fund’s portfolio managed by each Sub-Adviser, as well as the sub-advisory fees and other expenses of the Fund, due diligence materials relating to each Sub-Adviser (including a due diligence questionnaire, Form ADV, select financial statements from each Sub-Adviser, biographical information of key management and compliance personnel, and a summary detailing key provisions of the Sub-Adviser’s written compliance program, including its code of ethics and comparative fee information for the sub-advisory fees and the respective Sub-Adviser’s other separately-managed accounts, as applicable) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance and fees and expenses information. Based on their evaluation of the information provided by the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending August 31, 2026.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson to the Fund. The Trustees considered American Century’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Kevin Toney, Michael Liss, Brian Woglom, Nathan Rawlins, Daniel Ong, Eduardo Repetto, Mitchell Firestein, Ted Randall and Matthew Dubin, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by American Century, and other key personnel at American Century. The Trustees next considered Boston Partners’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Pollack, and Tim Collard, who serve as the portfolio managers for the segment of the Fund’s assets managed by Boston Partners, and other key personnel at Boston Partners. The Trustees next considered EARNEST’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Paul E. Viera, who serves as the portfolio manager for the segment of the Fund’s assets managed by EARNEST, and other key personnel at EARNEST. The Trustees next considered Invesco’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Ronald Zibelli, Jr., and Justin Livengood, who serve as the portfolio managers for the segment of the Fund’s assets managed by Invesco, and other key personnel at Invesco. The Trustees next considered Kayne Anderson’s responsibilities in its management of Fund assets, as well as the

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qualifications, experience and responsibilities of Jon Christensen, and Craig Stone, who serve as the portfolio managers for the segment of the Fund’s assets managed by Kayne Anderson, and other key personnel at Kayne Anderson.
The Trustees also considered information provided by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson at the June 18, 2025 meeting and the August 27, 2025 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson. The Trustees concluded that each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the gross of fee performance relating specifically to the segment of the Fund’s portfolio managed by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson, respectively.
The Trustees discussed the performance of the segments of the Fund’s portfolio managed by American Century for the quarter, one-year and since inception periods ended March 31, 2025, noting that American Century manages the Fund in two separate strategies. The Trustees compared the short-term and longer-term performance of each segment of the Fund’s portfolio managed by American Century on both an absolute basis and in comparison to an applicable benchmark index (the Russell Mid Cap Index and the Russell Mid Cap Value Index) and in comparison to applicable composites with similar investment strategies to those utilized by American Century in managing its segments of the Fund’s portfolio. The Trustees noted the applicable segments of the Fund’s portfolio managed by American Century underperformed the Russell Mid Cap Index and outperformed that Russell Mid Cap Value Index for the quarter and one-year period ended March 31, 2025, but underperformed the respective benchmark index for the since inception period ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Boston Partners for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Boston Partners on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Value Index) and in comparison to a separate composite of separately-managed accounts of Boston Partners with similar investment strategies to that utilized by Boston Partners in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Boston Partners outperformed the benchmark index for the quarter ended March 31, 2025, but underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by EARNEST for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by EARNEST on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to a composite of other separately-managed accounts of EARNEST with similar investment strategies to that utilized by EARNEST in managing its segment of the Fund’s portfolio. The Trustees noted that the segment of the Fund’s portfolio managed by EARNEST underperformed the benchmark index for the one-year and since inception periods ended March 31, 2025, but outperformed the benchmark index for the quarter ended March 31, 2025.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Invesco for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Invesco on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index) and in comparison to a composite with similar investment strategies to that utilized by Invesco in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Invesco underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2025.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Kayne Anderson for the quarter, one-year and since inception periods ended March 31, 2025. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Kayne Anderson on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Index) and in comparison to separate accounts with similar investment strategies to that utilized by Kayne Anderson in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Kayne Anderson outperformed the benchmark index for the quarter ended March 31, 2025, but underperformed the benchmark index for the one-year and since inceptions periods ended March 31, 2025.
After considering all the information, the Trustees concluded that the performance obtained by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Mason Street to each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson under the respective Sub-Advisory Agreement. The Trustees noted that Mason Street had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson. Since the sub-advisory fees are paid by Mason Street, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson. Consequently, the Trustees did not consider the costs of services provided by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson or the profitability of each relationship with the Fund to be material factors for consideration given that American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson are not affiliated with Mason Street and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson by Mason Street were reasonable in light of the services provided by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson from its association with the Fund. The Trustees concluded that the benefits that each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson may receive, such as greater name recognition and increased

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ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of American Century, Boston Partners, EARNEST, Invesco, and Kayne Anderson for an additional one-year term ending August 31, 2026 as being in the best interests of the Fund and its shareholders.

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TAX INFORMATION
For the fiscal year ended August 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Column Small Cap Select Fund	0.00%
Column Small Cap Fund	58.74%
Column Mid Cap Select Fund	0.00%
Column Mid Cap Fund	0.00%

For the fiscal year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Column Small Cap Select Fund	71.52%
Column Small Cap Fund	46.02%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 were as follows:

Column Small Cap Select Fund	61.14%
Column Small Cap Fund	40.28%
Column Mid Cap Select Fund	100.00%
Column Mid Cap Fund	100.00%

74

Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Northwestern Mutual Investment Services, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 4, 2024.
(b)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	11/4/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	11/4/2025

* Print the name and title of each signing officer under his or her signature.